Registration Nos. 33-6790
                                                                       811-4719


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No.   21                                    X
                                      ------                                  -

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    21                                                  X
                        ------                                                -


                           THE GABELLI WESTWOOD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1434
               (Address of Principal Executive Offices) (Zip Code)

             Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                                     Bruce N. Alpert
                                                  Gabelli Advisers, Inc.
                                                   One Corporate Center
                                                 Rye, New York 10580-1434
                                  ---------------------------------------------
                                         (Name and Address of Agent for Service)

                                   Copies to:

                  James E. McKee, Esq.                 Michael R. Rosella, Esq.
                  The Gabelli Westwood Funds                 Battle Fowler LLP
                  One Corporate Center                      75 East 55th Street
                  Rye, New York 10580-1434             New York, New York 10022

               It is proposed that this filing will become effective:


         immediately upon filing pursuant to Rule 485(b) on ____________ pursuant to Rule 485(b) 60 days after filing pursuant to Rule 485(a)(1)
  X on February 1, 2000 pursuant to Rule 485(a)(1) 75 days after filing pursuant to Rule 485(a)(2) on ____________ pursuant to Rule 485(a)(2) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                           THE GABELLI WESTWOOD FUNDS

                          Gabelli Westwood Equity Fund
                         Gabelli Westwood Balanced Fund
                      Gabelli Westwood SmallCap Equity Fund
                     Gabelli Westwood Mighty Mites(sm) Fund
                          Gabelli Westwood Realty Fund
                     Gabelli Westwood Intermediate Bond Fund

                                 Class A Shares (formerly Service Class Shares) Class B Shares
                                 Class C Shares

                                   PROSPECTUS
                                February 1, 2000


                        This Prospectus contains important information about the Funds. Please read it before investing and keep it for future reference.



Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.



                           The Gabelli Westwood Funds
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                 (1-800-422-3554)
                                  fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com
                    (Net Asset Value may be obtained daily by
                     calling 1-800-GABELLI after 6:00 p.m.)

                                Board of Trustees

Susan M. Byrne                                                   Karl Otto Pohl
President and Chief Executive Officer                           Former President
Westwood Management Corporation                             Deutsche Bundesbank

Anthony J. Colavita                                            Werner J. Roeder
Attorney-at-law                                    Practicing Private Physician
Anthony J. Colavita, P.C.                   Medical Director, Lawrence Hospital

James P. Conn
Former Chief Investment Officer
Financial Security Assurance Holdings Ltd.

                                                     Officers

Susan M. Byrne                                                Patricia R. Fraze
President                                                       Vice President

Bruce N. Alpert                                                  James E. McKee
Vice President and Treasurer                                          Secretary

Lynda J. Calkin
Vice President


                                                    Questions?
                                                Call   1-800-GABELLI   or   your
                                        investment representative.

                                                 Table of Contents
                                                                            Page

Introduction..................................................................i
Investment and Performance Summary............................................1
More Investment and Risk Information.........................................19
Management of the Funds......................................................20
Classes of Shares............................................................21
Purchase of Shares...........................................................25
Redemption of Shares.........................................................26
Exchanges of Shares..........................................................27
Pricing of Fund Shares.......................................................27
Dividends and Distributions..................................................28
Tax Information..............................................................28
Financial Highlights.........................................................29

INTRODUCTION

     .........The Gabelli Westwood Funds (the "Trust") currently consists of the following six separate investment portfolios (the "Funds"):

               Gabelli Westwood Equity Fund (the "Equity Fund") Gabelli Westwood Balanced Fund (the "Balanced Fund") Gabelli Westwood SmallCap Equity Fund (the "SmallCap Equity Fund") Gabelli Westwood Mighty Mites(sm) Fund (the "Mighty Mites Fund") Gabelli Westwood Realty Fund (the "Realty Fund") Gabelli Westwood Intermediate Bond Fund (the "Intermediate Bond Fund")

         This Prospectus describes Class A Shares, Class B Shares and Class C Shares of the Funds. Class A Shares were formerly known as Service Class Shares and prior to the date of this prospectus were only offered by the Equity Fund, the Balanced Fund and the Intermediate Bond Fund. Each Fund is advised by Gabelli Advisers, Inc. (the "Adviser") and each Fund, other than the
Mighty Mites Fund, is sub-advised  by Westwood  Management Corporation
(the "Sub-Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.

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                                           GABELLI WESTWOOD EQUITY FUND
-------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood Equity Fund seeks to provide capital appreciation. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment. The Fund's secondary goal is to produce current income.

Principal Investment Strategies. The Fund primarily invests in common stocks and may also invest in securities which may be converted into common stocks. The Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations in excess of $500 million and have been operating for at least three years.

In selecting securities, the Sub-Adviser maintains a list of securities which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser's forecast for growth rates and earning estimates exceeds Wall Street expectations, the issuer of the security has a positive earnings surprise or the Adviser's forecasted price/earnings ratio is less than the forecasted growth rate. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, the projected price/earnings ratio exceeds the three-year growth rate and/or the price of the stocks declines 15% in the first 90 days held. The Fund's risk characteristics, such as beta (a measure of volatility), are generally less than those of the S&P 500 Composite Stock Price Index (the "S&P 500 Index"), the Fund's benchmark.

Principal Risks. The Fund's share price will increase or decrease with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate.
The Fund is also subject to the risk that the Sub-Adviser's judgments about above-average growth potential of a particular company's stocks is incorrect and the perceived value of such stock is not realized by the market, or that the price of the Fund's portfolio securities will decline. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek growth of capital
               you seek a fund with a growth orientation as part of your over all investment plan

You may not want to invest in the Fund if: you are seeking a high level of current income you are conservative in your investment approach you seek stability of principal more than growth of capital

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                                           GABELLI WESTWOOD EQUITY FUND
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Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

BAR CHART* (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Calendar Year             Total Return                             Calendar Year        Total Return
            1995                    36.6%                                     1997               29.3%
            1996                    26.2%                                     1998               12.8%
                                                                              1999               _____%

* The bar chart above shows the total returns for Class A Shares (not including sales load). The Class B and Class C Shares of the Fund are new classes for which performance is not yet available. The returns for the Class B and Class C Shares will be substantially similar to those of the Class A Shares shown here because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended __________) and the lowest return for a quarter was _____% (quarter ended
----------).

 -------------------------------------------------------------------- ---------

                                                                                                        Since
 Average Annual Total Returns                                         Past One Year     Past Five       Inception
 (for the periods ended December 31, 1999)                                                Years         (1/28/94)
 -------------------------------------------------------------------- ---------
 -------------------------------------------------------------------- ---------
 The Gabelli Westwood Equity Fund
 Class A Shares (formerly known as Service Class Shares)+                 _____%          _____%         _____%
 -------------------------------------------------------------------- ---------
 -------------------------------------------------------------------- ---------
 S&P 500 Stock Index+                                                    _____%          _____%         _____%
 -------------------------------------------------------------------- ---------
+     Includes the effect of the initial sales charge.
+    The  S&P  500  Price  Index  is a  widely  recognized,
     unmanaged  index of common stock prices.  The performance of the Index does not include expenses or fees.


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                                           GABELLI WESTWOOD EQUITY FUND
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Fees and Expenses of the Fund. The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                               Class A               Class B            Class C
                                                                Shares               Shares              Shares
Shareholder Fees
   (fees paid directly from         your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)...................            4.00%(1)               None                None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption price)(2)...........            None(3)              5.00%(4)            1.00%(5)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees....................................             1.00%                 1.00%              1.00%
Distribution and Service (Rule 12b-1) Expenses    .             0.50%                 1.00%              1.00%
Other Expenses(6).....................................          0.24%                 0.24%              0.24%
                                                                -----                 -----              -----
Total Annual Operating Expenses....................             1.74%                 2.24%              2.24%
                                                                -----                 -----              -----
Custodian Fee Credits(6)........................................0.05%                 0.05%              0.05%
                                                                -----                 -----              -----
Net Annual Operating Expenses(6)................................1.69%                 2.19%              2.19%
                                                                =====                 =====              =====

(1) The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower. (3) If no sales charge was paid at the time of purchase, as part of an investment that is greater than $1,000,000, shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 4.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.
(5) A maximum sales charge of 1% applies to redemptions of Class C Shares within 24 months after purchase. (6) Expenses are reduced due to custodian fee credits on cash balances maintained with the Fund's custodian.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown,
(2) you redeem your shares at the end of those periods (except as noted), (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years         10 Years
                                                  ------             -------           -------         --------

Class A Shares........................             $570               $926             $1,306           $2,370
Class B Shares
  - assuming redemption...............             $727              $1,000            $1,400           $2,447
  - assuming no redemption............             $227               $700             $1,200           $2,447
Class C Shares
  - assuming redemption...............             $327               $700             $1,200           $2,575
  - assuming no redemption............             $227               $700             $1,200           $2,575


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                                          GABELLI WESTWOOD BALANCED FUND
-------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of an investment. Income is the amount of money you earn annually on your invested capital.

Principal Investment Strategies. The Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and seeks to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Sub-Adviser will typically invest 30% to 70% of the Fund's assets in equity securities and 70% to 30% in debt securities, and the balance of the Fund's assets in cash and cash equivalents.

The Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations in excess of $500 million and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential.

The debt securities held by the Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a nationally recognized rating agency.

Principal Risks. The Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that the Sub-Adviser's judgments about the above-average growth potential of a particular company's stocks is incorrect and the perceived value of such stock is not realized by the market, or that the price of the Fund's portfolio securities will decline. Investing in debt securities involves interest rate risk and credit risk. When interest rates decline, the value of the portfolio's securities generally rises. Conversely, when interest rates rise, the value of the portfolio's securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. Consequently, you can lose money by investing in the Fund. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek both growth of capital and current income you want participation in market growth with some emphasis on pr eserving assets in "down" markets

You may not want to invest in the Fund if:
               you seek stability of principal more than growth of capital you seek an aggressive growth strategy

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                                          GABELLI WESTWOOD BALANCED FUND
-----------------------------------------------------------------------------

     Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future.

BAR CHART* (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Calendar Year             Total Return                             Calendar Year        Total Return
       -------------             ------------                             -------------        ------------
            1994                   (0.5)%                                  1997               22.2%
            1995                    30.9%                                    1998             11.1%
            1996                    17.9%                                    1999            _____%

* The bar chart above shows the total returns for Class A Shares (not including sales load). The Class B and Class C Shares of the Fund are new classes for which performance is not yet available. The returns for the Class B and Class C Shares will be substantially similar to those of the Class A Shares shown here because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown.
During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended __________) and the lowest return for a quarter was _____%
(quarter ended
----------).

 -------------------------------------------------------------------- ---------

                                                                                                         Since
 Average Annual Total Returns                                         Past One Year     Past Five      Inception
 (for the periods ended December 31, 1999)                                                Years         (4/6/93)
 -------------------------------------------------------------------- ----------
 -------------------------------------------------------------------- ---------
 The Gabelli Westwood Balanced Fund
 Class A Shares (formerly known as Service Class Shares)+                 _____%         _____%          _____%
 -------------------------------------------------------------------- ---------
 -------------------------------------------------------------------- ----------
 60% S&P 500 Stock Index and 40% Lehman Brothers
 Government/Corporate Bond Index+                                         _____%         _____%          _____%
 -------------------------------------------------------------------- ---------
+     Includes the effect of the initial sales charge.
+    The  S&P  500  Index  is a  widely  recognized,
     unmanaged  index of common stock prices. The Lehman Brothers
     Government/Corporate Bond  Index is an  unmanaged  index of prices of
      U.S.  government  and  corporate bonds  with not less than one year to maturity.  The Index  figures do not include expenses or fees.

-------------------------------------------------------------------------------
                                          GABELLI WESTWOOD BALANCED FUND
------------------------------------------------------------------------------

Fees and Expenses of the Fund. The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                               Class A               Class B            Class C
                                                                Shares               Shares              Shares
Shareholder Fees
   (fees paid directly from         your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)...................            4.00%(1)               None                None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption price)(2)...........            None(3)              5.00%(4)            1.00%(5)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees....................................             0.75%                 0.75%              0.75%
Distribution and Service (Rule 12b-1) Expenses   ..             0.50%                 1.00%              1.00%
Other Expenses(6).....................................          0.20%                 0.20%              0.20%
                                                                -----                 -----              -----
Total Annual Operating Expenses....................             1.45%                 1.95%              1.95%
                                                                -----                 -----              -----
Custodian Fee Credits(6)........................................0.05%                 0.05%              0.05%
                                                                -----                 -----              -----
Net Annual Operating Expenses(6)................................1.40%                 1.90%              1.90%
                                                                =====                 =====              =====

(1) The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower. (3) If no sales charge was paid at the time of purchase, as part of an investment that is greater than $1,000,000, shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 4.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.
(5) A maximum sales charge of 1% applies to redemptions of Class C Shares within 24 months after purchase. (6) Expenses are reduced due to custodian fee credits on cash balances maintained with the Fund's custodian.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown,
(2) you redeem your shares at the end of those periods (except as noted), (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years         10 Years
                                                  ------             -------           -------         --------

Class A Shares........................             $542               $840             $1,160           $2,066
Class B Shares
  - assuming redemption...............             $698               $912             $1,252           $2,144
  - assuming no redemption............             $198               $612             $1,052           $2,144
Class C Shares
  - assuming redemption...............             $298               $612             $1,052           $2,275
  - assuming no redemption............             $198               $612             $1,052           $2,275

-------------------------------------------------------------------------------------------------------------------

                                       GABELLI WESTWOOD SMALLCAP EQUITY FUND
-------------------------------------------------------------------------------
Investment Objective. The Gabelli Westwood SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment.

Principal Investment Strategies. The Fund primarily invests in a portfolio of common stocks of smaller companies. These smaller companies have a market capitalization (defined as shares outstanding times current market price) of between $100 million and $1.5 billion at the time of the Fund's initial investment.

In selecting securities for the Fund, the Sub-Adviser considers companies which offer: an earnings growth rate exceeding the Fund's benchmark, the Russell 2000 Index an increasing return on equity a low debt/equity ratio sequential earnings per share and sales growth a recent positive earnings surprise

Frequently     smaller  capitalization  companies  exhibit  one or  more  of the following  traits:  new products or technologies new distribution methods rapid changes in industry conditions due to regulatory or
               other    developments    changes   in   management   or   similar
               characteristics that may result not only in expected
              growth in revenues but in an accelerated or above average rate of earnings growth

The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies in new and emerging industries.

The Sub-Adviser closely monitors the issuers and will sell a stock if the stock achieves 90% of its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate and/or the issuer suffers an earnings disappointment.

Because smaller growth companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies, and then adjust its valuation more quickly once investor interest is gained. Smaller growth companies may also be more subject to a valuation catalyst (such as increased investor attention, takeover efforts or a change in management) than larger companies. Small growth companies may offer greater potential for capital appreciation than larger companies.

Principal Risks. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Investment in small capitalization stocks may be subject to more abrupt or erratic movements in price than investment in medium and large capitalization stocks. The Fund is subject to the risk that small capitalization stocks fall out of favor generally with investors. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek long-term growth of capital
               you seek investments in small capitalization growth stocks as part of your overall investment strategy

You may not want to invest in the Fund if: you are seeking a high level of current income you are conservative in your investment approach you seek stability of principal more than growth of capital

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------
                                       GABELLI WESTWOOD SMALLCAP EQUITY FUND
-------------------------------------------------------------------------------

     Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compare to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future.

BAR CHART* (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return
                1998                10.6%
                1999                ____%

* The bar chart above shows the total returns for Class AAA Shares. The Class A, Class B and Class C Shares of the Fund are new classes for which performance is not yet available. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown here because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended __________) and the lowest return for a quarter was _____% (quarter ended
----------).

-------------------------------------------------------------------- ---------------------- ------------------------
Average Annual Total Returns                                                                    Since Inception
(for the periods ended December 31, 1999)                                Past One Year             (4/15/97)
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
The Gabelli Westwood SmallCap Equity Fund
Class AAA Shares (formerly known as Retail Class Shares)                    _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
Russell 2000 Index+                                                         _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
+    The Russell 2000 Index is an unmanaged  index of the 2000  smallest  common stocks in the Russell 3000,  which  contains the 3000 largest stocks in the
     U.S.  based on total market  capitalization.  The  performance of the Index does not include expenses or fees.


-------------------------------------------------------------------------------
                                       GABELLI WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------

Fees and Expenses of the Fund. The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                               Class A               Class B            Class C
                                                                Shares               Shares              Shares
Shareholder Fees
   (fees paid directly from         your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)...................            4.00%(1)               None                None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption price)(2)...........            None(3)              5.00%(4)            1.00%(5)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees....................................             1.00%                 1.00%              1.00%
Distribution and Service (Rule 12b-1) Expenses    .             0.50%                 1.00%              1.00%
Other Expenses(6)..................................             0.47%                 0.47%              0.47%
                                                                -----                 -----              -----
Total Annual Operating Expenses(6)....................          1.97%                 2.47%              2.47%
                                                                -----                 -----              -----
Fee Waiver, Expense Reimbursement and Custodian Fee Credits(6)..0.22%                 0.22%              0.22%
                                                                -----                 -----              -----
Net Annual Operating Expenses(6)................................1.75%                 2.25%              2.25%
                                                                =====                 =====              =====

(1) The sales charge declines as the amount invested increases.
(2)  "Redemption  Price" equals the net asset value at the time of investment or redemption,  whichever is lower.  (3) If no sales charge was paid at the time of purchase, shares redeemed within 24 months of such purchase, as part of an investment that is greater than $1,000,000,  may be subject to a maximum deferred sales charge of 4.00%.
(4)    The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months
       after purchase.
(5) A maximum sales charge of 1% applies to redemptions of Class C Shares within
24 months after  purchase.
(6)    The Adviser has contracually agreed to waive its investment  advisory fees  and  reimburse  the Fund to the extent  necessary  to maintain the Total  Annual Operating Expenses at 1.75% for Class A Shares,  2.25%
    for Class B Shares  and  2.25%  for  Class  C  Shares. The  fee waiver and expense reimbursement arrangement will continue  until  at least
      September 30, 2000.  The custodian reduces its fees to reflect credits on cash balances.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown,
(2) you redeem your shares at the end of those periods (except as noted), (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years         10 Years
                                                  ------             -------           -------         --------

Class A Shares........................             $592               $994             $1,420           $2,604
Class B Shares
  - assuming redemption...............             $750              $1,070            $1,516           $2,681
  - assuming no redemption............             $250               $770             $1,316           $2,681
Class C Shares
  - assuming redemption...............             $350               $770             $1,316           $2,806
  - assuming no redemption............             $250               $770             $1,316           $2,806


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                                      GABELLI WESTWOOD MIGHTY MITES(sm) FUND
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Investment Objective. The Gabelli Westwood Mighty Mites(sm) Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment.

Principal Investment Strategies. The Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $300 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies.

The Fund focuses on micro-capitalization companies which appear to be underpriced relative to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire a company.

     In selecting stocks, the Adviser attempts to identify companies that: have above-average sales and earnings growth prospects have improving balance sheet fundamentals given the current status of economic and business cycles are undervalued and may significantly appreciate due to management changes, stock acquisitions, mergers, reorganizations, tender offers, spin-offs or other significant events have new or unique products, new or expanding markets, changing competitive or regulatory climates or undervalued assets or franchises

The Adviser also considers the stocks' prices, the issuers' balance sheet characteristics and the strength of issuers' managements.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Since micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies, they may present opportunities for greater investment gains. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market. Micro-cap companies may offer greater growth potential for capital appreciation than larger companies.

Principal Risks. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that investment in micro-capitalization stocks may be subject to more abrupt or erratic movements in price than investment in small-, medium- and large-capitalization stocks. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek long-term growth of capital
               you seek an exposure to the micro-capitalization market segment despite the potential volatility
                of micro-capitalization stocks

You may not want to invest in the Fund if: you are seeking a high level of current income you are conservative in your investment approach you seek stability of principal more than growth of capital

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                                      GABELLI WESTWOOD MIGHTY MITES(sm) FUND
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     Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compare to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future.

BAR CHART* (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return
                1999                ____%

* The bar chart above shows the total returns for Class AAA Shares. The Class A, Class B and Class C Shares of the Fund are new classes for which performance is not yet available. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown here because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended __________) and the lowest return for a quarter was _____% (quarter ended
----------).

-------------------------------------------------------------------- ---------------------- ------------------------
Average Annual Total Returns                                                                    Since Inception
(for the periods ended December 31, 1999)                                Past One Year             (5/11/98)
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
The Gabelli Westwood Mighty Mites(sm) Fund
Class AAA Shares (formerly known as Retail Class Shares)                    _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
Russell 2000 Index+                                                         _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
+    The Russell 2000 Index is an unmanaged  index of the 2000  smallest  common stocks in the Russell 3000,  which  contains the 3000 largest stocks in the
     U.S.  based on total market  capitalization.  The  performance of the Index does not include expenses or fees.


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                                      GABELLI WESTWOOD MIGHTY MITES(sm) FUND
--------------------------------------------------------------------------------

Fees and Expenses of the Fund. The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                               Class A               Class B            Class C
                                                                Shares               Shares              Shares
Shareholder Fees
   (fees paid directly from         your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)...................            4.00%(1)               None                None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption price)(2)...........            None(3)              5.00%(4)            1.00%(5)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees....................................             1.00%                 1.00%              1.00%
Distribution and Service (Rule 12b-1) Expenses   ..             0.50%                 1.00%              1.00%
Other Expenses(6)..................................             1.07%                 1.07%              1.07%
                                                                -----                 -----              -----
Total Annual Operating Expenses....................             2.57%                 3.07%              3.07%
                                                                -----                 -----              -----
Fee Waiver, Expense Reimbursement and Custodian Fee Credits(6)..1.32%                 1.32%              1.32%
                                                                -----                 -----              -----
Net Annual Operating Expenses(6)................................1.25%                 1.75%              1.75%
                                                                =====                 =====              =====

(1) The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower. (3) If no sales charge was paid at the time of purchase, as part of an investment that is greater than $1,000,000, shares redeemed within 24 months of such purchase, may be subject to a maximum deferred sales charge of 4.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.
(5) A maximum sales charge of 1% applies to redemptions of Class C Shares within 24 months after purchase.
(6) The Adviser has contractually agreed to waive its investment advisory fees and reimburse the Fund to the extent necessary to maintain the Total
       Annual Operating Expenses at 1.25% for Class A Shares,  1.75% for Class B
       Shares and 1.75% for Class C Shares. The fee waiver and expense reimbursement arrangement will continue until at least
     September 30, 2000. The custodian reduces its fees to reflect credits on cash balances.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown,
(2) you redeem your shares at the end of those periods (except as noted), (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years         10 Years
                                                  ------             -------           -------         --------

Class A Shares........................             $650              $1,168            $1,711           $3,189
Class B Shares
  - assuming redemption...............             $810              $1,248            $2,811           $3,264
  - assuming no redemption............             $310               $948             $1,611           $3,264
Class C Shares
  - assuming redemption...............             $410               $948             $1,611           $3,383
  - assuming no redemption............             $310               $948             $1,611           $3,383


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                                           GABELLI WESTWOOD REALTY FUND
-------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood Realty Fund seeks to provide long-term capital appreciation as well as current income. It invests primarily in companies that are engaged in real estate or real estate related industries. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment. Income is the amount of money that you earn annually on your invested capital.

Principal Investment Strategies. The Fund principally invests in the securities of publicly traded real estate investment trusts ("REITs") and real estate operating companies with a market capitalization (defined as shares outstanding times current market price) of a minimum of $50 million at the time of the Fund's initial investment. A REIT is a pooled investment vehicle which invests primarily in income producing real estate or real estate loans or interests. The Fund's investments include equity REITs, mortgage REITs and hybrid REITs and other equity securities engaged in real estate.

The Sub-Adviser invests in REITs with attractive income and growth characteristics. It uses a multi-factor quantitative model to rank a universe of REITs and then follows the ranking process with in-depth fundamental research. Securities considered for purchase have:
               attractive rankings based on the Sub-Adviser's quantitative model assets in regions with favorable demographic trends assets in sectors with attractive long-term fundamentals issuers with strong management teams and/or issuers with good balance sheet fundamentals

The Sub-Adviser will consider selling a security if real estate supply/demand fundamentals become unfavorable in the issuer's sector or region, there is limited growth opportunity, the issuer is at risk of losing its competitive edge and/or the issuer is serving markets with slowing growth.

Principal Risks. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate due to general and local economic conditions, overbuilding or undersupply, changes in zoning and other laws and a number of other factors. An investor in the Fund is subject to the risk that the real estate industry will underperform other industries or the stock market generally. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek current income as well as growth of capital you seek to invest in a market which does not correlate directly with other equity markets you seek broad-based exposure to the real estate market without owning real estate directly

You may not want to invest in the Fund if:
               you are conservative in your investment approach you seek stability of principal more than growth of capital

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                                           GABELLI WESTWOOD REALTY FUND
-------------------------------------------------------------------------------

Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compare to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future.

BAR CHART* (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return
                1998                (15.2)%
                1999                ____%

* The bar chart above shows the total returns for Class AAA Shares. The Class A, Class B and Class C Shares of the Fund are new classes for which performance is not yet available. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA
    Shares shown here because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended __________) and the lowest return for a quarter was _____% (quarter ended
----------).

-------------------------------------------------------------------- ---------------------- ------------------------
Average Annual Total Returns                                                                    Since Inception
(for the periods ended December 31, 1999)                                Past One Year             (11/1/97)
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
The Gabelli Westwood Realty Fund
Class AAA Shares (formerly known as Retail Class Shares)                    _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
NAREIT All REIT Index+                                                      _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
Russell 2000 Index+                                                         _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
+    The  NAREIT All REIT Index is a market  capitalization  weighted  unmanaged index of all  tax-qualified  REITs  listed on the New York Stock  Exchange,
     Inc.,  American Stock  Exchange and the National  Association of Securities
     Dealers  Automated  Quotations,  Inc. which have 75% or more of their gross invested  book  assets  invested  directly  or  indirectly  in  the  equity ownership of real estate.  The Russell 2000 Index is an unmanaged  index of the 2000 smallest  common stocks in the Russell  3000,  which  contains the
     3000 largest stocks in the U.S. based on total market  capitalization.  The performance of the indices does not include expenses or fees.


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                                           GABELLI WESTWOOD REALTY FUND
-------------------------------------------------------------------------------

Fees and Expenses of the Fund. The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                               Class A               Class B            Class C
                                                                Shares               Shares              Shares
Shareholder Fees
   (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)...................            4.00%(1)               None                None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption price)(2)...........            None(3)              5.00%(4)            1.00%(5)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees....................................             1.00%                 1.00%              1.00%
Distribution and Service (Rule 12b-1) Expenses   ..             0.50%                 1.00%              1.00%
Other Expenses(6)..................................             2.43%                 2.43%              2.43%
                                                                -----                 -----              -----
Total Annual Operating Expenses....................             3.93%                 4.43%              4.43%
                                                                -----                 -----              -----
Fee Waiver, Expense Reimbursement and Custodian Fee Credits(6)..2.18%                 2.18%              2.18%
                                                                -----                 -----              -----
Net Annual Operating Expenses(6)................................1.75%                 2.25%              2.25%
                                                                =====                 =====              =====

(1) The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower. (3) If no sales charge was paid at the time of purchase, as part of an investment that is greater than $1,000,000,shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 4.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if yo sell your shares within 72 months after purchase.
(5) A maximum sales charge of 1% applies to redemptions of Class C Shares within 24 months after purchase.
(6) The Adviser has contractually agreed to waive its investment advisory fees and reimburse the Fund to the extent necessary to maintain the
   Total Annual Operating Expenses at 1.75% for Class A Shares,  2.25% for
   Class B Shares and 2.25% for Class C Shares. The fee waiver and expense reimbursement arrangement will continue until at least
      September 30, 2000. The custodian reduces its fees to reflect credits on cash balances.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown,
(2) you redeem your shares at the end of those periods (except as noted), (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years         10 Years
                                                  ------             -------           -------         --------

Class A Shares........................             $779              $1,550            $2,338           $4,381
Class B Shares
  - assuming redemption...............             $944              $1,640            $2,447           $4,453
  - assuming no redemption............             $444              $1,340            $2,247           $4,453
Class C Shares
  - assuming redemption...............             $544              $1,340            $2,247           $4,558
  - assuming no redemption............             $444              $1,340            $2,247           $4,558



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                                      GABELLI WESTWOOD INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

Principal Investment Strategies. The Fund primarily invests in bonds of various types and with various maturities. The Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest rating categories by a nationally recognized rating agency.

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Fund may invest in, generally the Fund will have a dollar weighted average maturity of three to ten years. The Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, certain collateralized and asset-backed securities.
 The Fund will maintain an average rating of AA or better by Standard & Poor's Rating Services, a division of McGraw-Hill Companies ("S&P"), or comparable quality.

In selecting securities for the Fund, the Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Lehman Brothers Government/Corporate Bond Index over time. The Sub-Adviser invests 75% to 100% of the Fund's assets in debt securities and the remainder in cash or cash equivalents.

Principal Risks. The Fund's share price will fluctuate with changes in prevailing interest rates and the market value of the Fund's portfolio securities. When interest rates decline, the value of the portfolio's securities generally rises. Conversely, when interest rates rise, the value of the portfolio's securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
 To the extent that the Fund's portfolio is invested in cash, if interest rates decline, the Fund may lose the opportunity to benefit from a probable increase in debt securities valuations. Your investment in the Fund is not guaranteed and you could lose some or all of the amount that you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are seeking a high level of current income you are conservative in your investment approach you are seeking exposure to high quality bonds as part of your overall investment strategy

You may not want to invest in the Fund if:
               you seek growth of capital
               you seek stability of principal more than total return

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                                      GABELLI WESTWOOD INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future.

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


           Calendar Year        Total Return                         Calendar Year      Total Return
           -------------        ------------                         -------------      ------------
                1992                6.1%                                1996               3.7%
                1993               10.5%                                1997              10.7%
                1994              (5.6)%                                1998               6.6%
                1995               16.2%                                1999               ____%


     The bar chart above shows the total returns for Class AAA Shares. The Class A, Class B and Class C Shares of the Fund are new classes for which performance is not yet available. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown here because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.

Class A, B and C share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended __________) and the lowest return for a quarter was _____% (quarter ended
----------).

 --------------------------------------------------------------------- -------------- --------------- --------------
                                                                                                          Since
 Average Annual Total Returns                                          Past One Year    Past Five       Inception
 (for the periods ended December 31, 1999)                                                Years         (10/1/91)
 --------------------------------------------------------------------- -------------- --------------- --------------
 --------------------------------------------------------------------- -------------- --------------- --------------
 The Gabelli Westwood Intermediate Bond Fund
 Class AAA Shares (formerly known as Retail Class Shares)                 _____%          _____%         _____%
 --------------------------------------------------------------------- -------------- --------------- --------------
 --------------------------------------------------------------------- -------------- --------------- --------------
  Lehman Brothers Government/Corporate Bond Index+                        _____%          _____%         _____%
 --------------------------------------------------------------------- -------------- --------------- --------------
+    The Lehman Brothers  Government/Corporate  Bond Index is an unmanaged index of prices of U.S.  government  and  corporate  bonds with not less than one year to maturity. The Index figures do not include expenses or fees.

-------------------------------------------------------------------------------------------------------------------

                                      GABELLI WESTWOOD INTERMEDIATE BOND FUND
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Fees and Expenses of the Fund. The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                               Class A               Class B            Class C
                                                                Shares               Shares              Shares
Shareholder Fees
   (fees paid directly from         your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)...................            4.00%(1)               None                None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption price)(2)...........            None(3)              5.00%(4)            1.00%(5)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees....................................             0.60%                 0.60%              0.60%
Distribution and Service (Rule 12b-1) Expenses   ..             0.35%                 1.00%              1.00%
Other Expenses(6)..................................             0.78%                 0.78%              0.78%
                                                                -----                 -----              -----
Total Annual Operating Expenses....................             1.73%                 2.38%              2.38%
                                                                -----                 -----              -----
Fee Waiver, Expense Reimbursement and Custodian Fee Credits(6)..0.63%                 0.63%              0.63%
                                                                -----                 -----              -----
Net Annual Operating Expenses(6)................................1.10%                 1.75%              1.75%
                                                                =====                 =====              =====

(1) The sales charge declines as the amount invested increases.
(2) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower. (3) If no sales charge was paid at the time of purchase, as part of an investment that is greater than $1,000,000, shares redeemed within 24 months of such purchase may be subject to a maximum deferred sales charge of 4.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within 72 months after purchase.
(5) A maximum sales charge of 1% applies to redemptions of Class C Shares within 24 months after purchase.
(6) The Adviser has contractually agreed to waive its investment advisory fees and reimburse the Fund to the extent necessary to maintain the Total Annual Operating Expenses at 1.10% for Class A Shares, 1.75% for
   Class B  Shares  and  1.75%  for  Class  C  Shares.  The  fee waiver and expense reimbursement arrangement will continue  until  at least
     September 30, 2000. The custodian reduces its fees to reflect credits on cash balances.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown,
(2) you redeem your shares at the end of those periods (except as noted), (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years         10 Years
                                                  ------             -------           -------         --------

Class A Shares........................             $569               $923             $1,301           $2,359
Class B Shares
  - assuming redemption...............             $741              $1,042            $1,470           $2,552
  - assuming no redemption............             $241               $742             $1,270           $2,552
Class C Shares
  - assuming redemption...............             $341               $742             $1,270           $2,716
  - assuming no redemption............             $241               $742             $1,270           $2,716



                                       MORE INVESTMENT AND RISK INFORMATION
INVESTMENT TECHNIQUES
The Funds may also use the following investment technique:

Defensive Investments. When opportunities for capital appreciation do not appear attractive or when adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include U.S. Government securities, certificates of deposit, bankers acceptances, time deposits, repurchase agreements and other high quality debt instruments. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.

RISK INFORMATION
Investing in the Funds involves the following risks:

Equity Risk

Equity Fund
Balanced Fund
SmallCap Equity Fund
Mighty Mites Fund
Realty Fund

The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.
         .........
Small- and Micro-Capitalization Company Risk

SmallCap Equity Fund
Mighty Mites Fund

Investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks.
The risks of investing in micro-cap companies are even greater than those of investing in small-cap companies. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

Interest Rate Risk and Credit Risk

Balanced Fund
Intermediate Bond Fund
Realty Fund

When interest rates decline, the value of the portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio's debt securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

Fund and Management Risk

All Funds

If the Fund's manager makes errors in selecting securities or if the market segment in which the Fund invests falls out of favor with investors, the Fund could underperform the stock market or its peers. The Fund could also fail to meet its investment objective. When you sell Fund shares, they may be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Real Estate Industry Concentration Risk

Realty Fund

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Adverse economic, business, regulatory or political developments affecting the real estate industry could have a major effect on the value of the Fund's investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

                                              MANAGEMENT OF THE FUNDS

     The Adviser. Gabelli Advisers, Inc. (the "Adviser"), with principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment programs under the supervision of the Trust's Board of Trustees. The
     Adviser is a Delaware  corporation  formerly known as Teton  Advisers,  LLC
     (prior to November  1997).  The  Adviser is a   subsidiary  of
     Gabelli Asset Management Inc., a publicly traded company listed on the New York Stock Exchange, Inc. ("NYSE").

As compensation for its services and the related expenses the Adviser bears, for the fiscal year ended September 30, 1999, each Fund paid the Adviser a fee as shown in the table below.

                                                            Annual Advisory Fee
                                  (as a percentage of average daily net assets)
         Equity Fund                                                      1.00%
         Balanced Fund                                                    0.75%
         SmallCap Equity Fund                                            1.00%
         Mighty Mites Fund                                               1.00%
         Realty Fund                                                     1.00%
         Intermediate Bond Fund                                           0.60%

As of September 30, 1999, the SmallCap Equity, Mighty Mites and Realty Funds did not offer Class A, Class B or Class C Shares and the Equity, Balanced and Intermediate Bond Funds did not offer Class B shares or Class C Shares.

Sub-Adviser. The Adviser has entered into a Sub-Advisory Agreement with Westwood Management Corporation for all Funds except the Mighty Mites
Fund with which there is not a Sub-Advisory Agreement. The Sub-Adviser has its principal offices located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201. The Adviser pays the Sub-Adviser out of its advisory fees with respect to the Funds (except the Mighty Mites Fund), a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds. The Sub-Adviser is a registered investment adviser formed in 1983. The Sub-Adviser is a wholly-owned subsidiary of Southwest Securities Group, Inc., a Dallas based securities firm.

The Portfolio Managers. Susan M. Byrne, President of the Sub-Adviser since 1983, is responsible for the day-to-day management of the Equity Fund. Kellie R. Stark, Vice President of the Sub-Adviser since 1992, assists in the management of the Equity Fund. Ms. Byrne and Patricia Fraze, Executive Vice President of the Sub-Adviser since 1990, are jointly responsible for the day-to-day management of the Balanced Fund. Ms. Fraze is also responsible for the day-to-day management of the Intermediate Bond Fund. Lynda Calkin, Senior Vice President of the Sub-Adviser since 1993 is responsible for the day-to-day management of the SmallCap Equity Fund and C.J. MacDonald assists in management of such Fund. Mario J. Gabelli, Marc J. Gabelli, Laura Linehan and Walter K. Walsh are primarily responsible for the day-to-day management of the Mighty Mites(sm) Fund. Mario J. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of Gabelli Funds, LLC since its organization in 1999 (Gabelli Funds, LLC is the successor adviser to Gabelli Funds, Inc., an entity organized in 1980). Marc J. Gabelli has been Managing Director and an analyst of Gabelli Funds, LLC since 1993. Laura Linehan has been Directo of Creative Research at Gabelli & Company, Inc. since May 1995 and an associate in Corporate Finance at Smith Barney from May 1994. Walter K. Walsh has been Compliance Officer of Gabelli & Company, Inc. since 1994. Ms.
 Byrne and Timothy M. Ognisty, Vice President of the Sub-Adviser since 1996 and an equity trader at Goldman Sachs from 1994, are jointly responsible for the day-to-day  management of the Realty Fund.

-----------------------------------------------------------------------------
                                                 CLASSES OF SHARES
----------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Three classes of the Funds' shares are offered in this prospectus - Class A shares, Class B shares and Class C shares. The table below summarizes the differences among the classes of shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
               A  "front-end  sales  load," or sales  charge,  is a one-time fee charged at the time of purchase of shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------- ----------------------------- ------------------------- -----------------------
                                      ----------------------------  Class B Shares            Class C Shares
                                      Class A Shares
------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------  Yes.  The percentage          No.                       No.
Front-End Sales Load?                 declines as the amount
                                      invested increases.
                                      ----------------------------

------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------  Yes, for shares redeemed      Yes, for shares           Yes, for shares
Contingent Deferred                   within twenty-four months     redeemed within           redeemed within
------------------------------------  after purchase as part of     seventy-two months        twenty-four months
Sales Charge?                         an investment greater  than   after purchase.           after purchase.
                                      $1 million if no front-end    Declines over time.
                                      sales charge was paid at
                                      the time of purchase.

------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------  0.50% with respect to all     1.00%                     1.00%
Rule 12b-1 Fee                        Funds except the                                        ----------------------
                                      Intermediate Bond Fund.
                                      0.35% with respect to the
                                      Intermediate Bond Fund.
------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------  No.                           Yes.  Automatically       No.
Convertible to Another Class?                                       converts to Class A
                                                                    shares after
                                                                    approximately
                                                                    ninety-six months.
                                                                    ------------------------

------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------- ----------------------------- ------------------------- -----------------------
------------------------------------  Lower annual expenses than    Higher annual expenses    Higher annual
Fund Expense Levels                   Class B or Class C shares.    than Class A shares.      expenses than Class A
                                                                                              shares.
                                                                                              ----------------------

------------------------------------- ----------------------------- -----------
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
In selecting a class of shares in which to invest, you should consider:
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               the length of time you plan to hold the shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               the amount of sales charge and Rule 12b-1 fees,  recognizing that your share of 12b-1 fees as a percentage of your investment increases if a Fund's assets increase in value and decreases if a Fund's assets decrease in value
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               whether you qualify for a reduction or waiver of the Class A sales charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               that Class B shares convert to Class A shares approximately ninety-six months after purchase
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------

---------------------------------------------------  --------------------------
If you...                                            --------------------------
                                                     then you should consider...
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------

---------------------------------------------------  --------------------------
          do not qualify for a reduced or waived     --------------------------
         front-end  sales  load and  intend  to hold  purchasing  Class C shares
         your shares for only a few years or less     instead of either Class A
                                                      shares or Class B shares
---------------------------------------------------- --------------------
---------------------------------------------------- --------------------------

---------------------------------------------------  --------------------------
          do not qualify for a reduced or waived     --------------------------
         front-end sales load and intend to hold     purchasing Class B shares
                                                   instead of Class A or Class C
         your shares for several years               shares
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------

---------------------------------------------------  --------------------------
          qualify for a significantly reduced or     --------------------------
         waived front-end sales load                 purchasing Class A shares
                                                     no matter how long you
                                                     intend to hold your shares
---------------------------------------------------- --------------------------
----------------------------------------------------------------------------

-----------------------------------------------------------------------------
------------------------------------------------------------------------------
Sales Charge - Class A Shares. The sales charge is imposed on Class A at the time of purchase shares in accordance with the following schedule:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
            Amount                          Sales Charge                Sales Charge               Reallowance
              of                             as % of the                   as % of                      to
          Investment                       Offering Price*             Amount Invested            Broker-Dealers

Under $100,000                                  4.00%                       4.20%                     3.50%
$100,000 but under $250,000                     3.00%                       3.10%                     2.50%
$250,000 but under $500,000                     2.00%                       2.00%                     1.75%
$500,000 but under $1 million                   1.00%                       1.00%                     0.75%
$1 million or more                              None                        None                       None
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
*    Includes front-end sales load
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Sales Charge Reductions and Waivers - Class A Shares


--------------------------------------------------------------------------------
Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A shares to receive volume discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.
-------------------------------------------------------------------------------

1. Volume Discounts. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A shares you already hold in a Fund and other funds advised by Gabelli Funds, LLC or its affiliates along with the value of the Class A shares being purchased to qualify for a reduced sales charge. For example, if you own Class A shares of a Fund that has an aggregate value of $100,000, and make an additional investment in Class A shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.00%, rather than the 4.00% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.

2. Letter of Intent. If you initially invest at least $1,000 in Class A shares of a Fund and submit a Letter of Intent to the Distributor, you may make purchases of Class A shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.

3. Investors Eligible for Sales Charge Waivers. Class A shares of each Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest up to the dollar amount redeemed in the Fund, provided the reinvestment is made within 30 days of the redemption; (3) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Fund's distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940 (the "1940 Act") which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm.

Contingent Deferred Sales Charges.  You will pay a CDSC when you redeem:
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               Class A shares within approximately  twenty-four months of buying them as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               Class B shares within approximately seventy-two months of buying them.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               Class C shares within approximately twenty-four months of buying them.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The CDSC payable upon redemption of Class A shares and Class C shares in the circumstances described above is 1%. The CDSC schedule for Class B shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                      Class B shares
         Years Since Purchase                                                              CDSC
         --------------------                                                              ----
         First                                                                            5.00%
         Second                                                                           4.00%
         Third                                                                            3.00%
         Fourth                                                                           3.00%
         Fifth                                                                            2.00%
         Sixth                                                                            1.00%
         Seventh and thereafter                                                           0.00%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
------------------------------------------------------------------------------
The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B shares of a Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B shares of the Fund.
-------------------------------------------------------------------------------

You will not pay a CDSC to the extent that the value of the redeemed shares represent reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli-sponsored money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:
--------------------------------------------------------------------------------
               redemptions and distributions from retirement plans made after the death or disability of a shareholder
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               minimum required distributions made from an IRA or other retirement plan account after you reach age 59 1/2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               involuntary redemptions made by the Funds
------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               a distribution from a tax-deferred retirement plan after your retirement
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               returns of excess contributions to retirement plans following the shareholder's death or disability
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Conversion Feature - Class B Shares

--------------------------------------------------------------------------------
               Class B shares automatically  convert to Class A shares of a Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.
------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               After  conversion,  your shares will be subject to the lower Rule
              12b-1 fees charged on Class A shares, which will increase your investment return compared to the Class B shares.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               You  will not pay any  sales  charge  or fees  when  your  shares convert, nor will the transaction be subject to any tax.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
------------------------------------------------------------------------------
               If you exchange  Class B shares of one fund for Class B shares of another fund, your holding period will be calculated from the time of your original purchase of Class B shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.
--------------------------------------------------------------------------------
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
               The  dollar  value of Class A shares you  receive  will equal the dollar value of the B shares converted.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
The Board of Trustees may suspend the automatic conversion of Class B to Class A shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B shares are convertible.

Rule 12b-1 Plan. The Funds have adopted a plan under Rule 12b-1 (the "Plan") for each of its classes of shares. Under the Plan, the Fund may use its assets to finance activities relating to the sale of its shares and the provision of certain shareholder services.

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                        Class A                       Class B                      Class C

Service Fees                              None                         0.25%                        0.25%
Distribution Fees                    0.50%/0.35%*                     0.75%                        0.75%

-----------------------------------------------------------------------------
*    Intermediate Bond Fund only

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C shares than for Class A shares, Class B and Class C shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of
     sales                                                              charges.
     --------------------------------------------------------------------------
     ---------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through broker-dealers, banks and other intermediaries who have selling agreements with Gabelli & Company, Inc., the
 Fund's distributor. The broker-dealer, bank or other intermediary will transmit a purchase order and payment to State Street on your behalf.
Broker-dealers, banks or other intermediaries may send you confirmation of your transactions and periodic account statements showing your investments in the Fund.

Minimum Investments. Unless your broker has a different minimum, your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments.

Share Price. The Funds sell shares at the "net asset value" next determined after the Funds receive your completed subscription order form, subject to a sales charge in the case of Class A shares.  See
"Pricing of Fund Shares" for a description of the calculation of net asset value and "Class of Shares - Sales Charges - Class A Shares" for a description of the sales charges.

Retirement Plans. The Funds have available a form of IRA and "ROTH" IRA for investment in Fund shares that may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Funds do not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investments for all such retirement plans is $1,000 except that an individual and his or her spouse may establish separate IRAs if their combined investment is $1,250. There is no minimum for subsequent investments.

Automatic Investment Plan. The Funds offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call your broker for more details about the plan.

Telephone Investment Plan. You may purchase additional shares of the Funds by telephone as long as your bank is a member of the Automated Clearing House (ACH) system. You must also have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365.

General. The Funds will not issue share certificates unless requested by you. The Funds reserve the right to (i) reject any purchase order if, in the opinion of Fund management, it is in the Funds' best interest to do so and (ii) suspend the offering of shares for any period of time.

                                               REDEMPTION OF SHARES

You can redeem shares on any Business Day without a redemption fee. The Funds may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.

The Funds redeem shares at the net asset value next determined after the Funds receive your redemption request, subject in some cases to a CDSC, as described under "Class of Shares - Contingent Deferred Sales Charges" above. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer, bank or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer, bank or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after State Street receives the request. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.

In the event that you wish to redeem shares and you are unable to contact your broker-dealer, bank or financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming and your account number. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

Through Involuntary Redemption. The Funds may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $1,000.
         .........
Reinstatement Privilege. A shareholder in any Fund who has redeemed shares may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 30 days of the original redemption. A redemption is a taxable transaction and gain or loss may be recognized for Federal income tax purposes even if the reinstatement privilege is exercised. Any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement except through an adjustment in the tax basis of the shares so acquired. See "Tax Information" for an explanation of circumstance in which sales load paid to acquire shares of the Funds may be taken into account in determining gain or loss on the disposition of those shares.

Redemption Proceeds. If you request redemption proceeds by check, a Fund will normally mail the check to you within seven days after it receives your redemption request. If you purchased your Fund shares by check, you may not redeem shares until the check clears, which may take up to 15 days following purchase. While a Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption order.

The Funds may pay to you your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities, however, only in the rare instance that the Trust's Board of Trustees believes that it would be in a Fund's best interest not to pay redemption proceeds in cash.

                                                EXCHANGES OF SHARES

You may exchange shares of the Funds you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through exchange, call your broker. Class B and Class C shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate they had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund.

In effecting an exchange:

               you must  meet the  minimum  purchase  requirements  for the fund whose shares you purchase through exchange.
               if you are  exchanging  into shares of a fund with a higher sales charge, you must pay the difference at the time of exchange.
               you may realize a taxable gain or loss.
               you should read the  prospectus  of the fund whose shares you are purchasing (call 1-800-GABELLI (1-800-422-3554) to obtain the prospectus).
               you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail or through the Internet.

Exchanges by Telephone. You may give exchange instructions by telephone by calling your broker. You may not exchange shares by telephone if you hold share certificates.

Exchanges by Mail. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. State your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

Exchanges through the Internet. You may also give exchange instructions via the Internet at www.gabelli.com..

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                                              PRICING OF FUND SHARES

The Funds' net asset values per share are calculated on each Business Day. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Funds' net asset values are determined as of the close of regular trading on the NYSE, normally 4:00 p.m., New York time, and are computed by dividing the value of each Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Funds use market quotations in valuing portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Trustees of the Funds believe represents fair value.

                                            DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may differ for different Funds. They will be automatically reinvested for your account at net asset value in additional shares of the Funds, unless you instruct the Funds to pay all dividends and distributions in cash. If you elect cash distributions, you must instruct the Funds either to credit the amounts to your brokerage account or to pay the amounts to you by check. Dividends from net investment income will be paid annually by the Equity Fund, the SmallCap Equity Fund and the Mighty Mites Fund and quarterly by the Balanced Fund and the Realty Fund. The Intermediate Bond Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net realized capital gains. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains.

                                                  TAX INFORMATION

Each Fund expects that its distributions will consist primarily of net investment income and capital gains, which may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends from net investment income and distributions of realized short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. An exchange of a Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders generally will be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                                               FINANCIAL HIGHLIGHTS

The financial highlights table for each Fund is intended to help you understand the Fund's financial performance for the past five years or the life of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund's Service Class shares. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements and related notes, is included in the annual report, which is available upon request.

Gabelli Westwood Equity Fund

Per share amounts for the Fund's Class A Shares (formerly known as Service Class Shares) outstanding throughout each year ended September 30,

                                                   1999         1998           1997         1996           1995
                                                   ----         ----           ----         ----           ----
Operating performance:
Net asset value, beginning of year                $8.97         $9.57         $7.69         $6.57          $5.48
                                                  -----         -----         -----         -----          -----
Net investment income                              0.02         0.08           0.06         0.06           0.04
Net realized and unrealized gain/(loss)
   on investments                                  1.73        (0.25)          2.71         1.58           1.29
                                                   ----        ------          ----         ----           ----
Total from investment operations                   1.75        (0.17)          2.77         1.64           1.33
                                                   ----        ------          ----         ----           ----

Distributions to shareholders:
Net investment income                             (0.03)       (0.06)         (0.06)         ---          (0.04)
Net realized gains and investments                (0.23)       (0.37)         (0.83)       (0.52)         (0.20)
                                                  ------       ------         ------       ------         ------
Total distributions                               (0.26)       (0.43)         (0.89)       (0.52)         (0.24)
                                                  ------       ------         ------       ------         ------
Net asset value, end of year                      $10.46        $8.97         $9.57         $7.69          $6.57
                                                  ======        =====         =====         =====          =====

Total return +....                                19.51%       (1.80)%        39.31%       26.33%         25.54%

Ratios to average net assets
and supplemental data:
Net assets, end of year (in 000's)                $2,222       $2,468         $3,338       $1,221           $68
Ratio of net investment income
   to average net assets                          0.13%         0.46%         0.85%         0.92%          0.64%
Ratio of operating expenses
   to average net assets
   (net of waivers/reimbursements) (a)            1.74%         1.72%         1.78%         1.74%          1.85%
Ratio of operating expenses
   to average net assets
   (before waivers/reimbursements) (b)            1.74%         1.72%         1.84%         2.19%          2.63%
Portfolio turnover rate                            67%           77%           61%          106%           107%

+    Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits,  the expense  ratios would be 1.69% for 1999,  1.70% for 1998,
     1.75% for 1997, 1.68% for 1996 and 1.72% for 1995.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.

Gabelli Westwood Balanced Fund

Per share amounts for the Fund's Class A Shares (formerly known as Service Class Shares) outstanding throughout each year ended September 30,

                                                   1999           1998          1997          1996           1995
                                                   ----           ----          ----          ----           ----
Operating performance:
Net asset value, beginning of year                $10.96         $11.46         $9.69         $8.45         $7.10
                                                  ------         ------         -----         -----         -----
Net investment income                              0.22           0.26          0.24          0.20           0.17
Net realized and unrealized gain/(loss)
   on investments                                  1.11           0.02          2.33          1.37           1.35
                                                   ----           ----          ----          ----           ----
Total from investment operations                   1.33           0.28          2.57          1.57           1.52
                                                   ----           ----          ----          ----           ----

Distributions to shareholders:
Net investment income                             (0.22)         (0.22)        (0.22)        (0.20)         (0.17)
Net realized gains and investments                (0.12)         (0.56)        (0.58)        (0.13)               ---
                                                  ------         ------        ------        ------           -------
Total distributions                               (0.34)         (0.78)        (0.80)        (0.33)         (0.17)
                                                  ------         ------        ------        ------         ------
Net asset value, end of year                      $11.95         $10.96        $11.46         $9.69         $8.45
                                                  ======         ======        ======         =====         =====

Total return +                                    12.20%          2.60%        27.93%        18.85%         21.67%

Ratios to average net assets
and supplemental data:
Net assets, end of year (in 000's)                $9,374         $14,585       $14,444       $11,216        $7,212
Ratio of net investment income
   to average net assets                           1.81%          2.16%         2.37%         2.34%         2.26%
Ratio of operating expenses
   to average net assets
   (net of waivers/ reimbursements) (a)            1.45%          1.45%         1.53%         1.57%         1.62%
Ratio of operating expenses
   to average net assets
   (before waivers/ reimbursements) (b)            1.45%          1.45%         1.61%         1.96%         2.24%
Portfolio turnover rate                             86%            77%          110%          111%           133%

+    Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits,  the expense  ratios would be 1.40% for 1999,  1.42% for 1998,
     1.50% for 1997, 1.49% for 1996 and 1.50% for 1995.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.


Gabelli Westwood Intermediate Bond Fund

Per share amounts for the Fund's Class A Shares (formerly known as Service Class Shares) outstanding throughout each year ended September 30,

                                                                                     1995 (c)
Operating performance:
Net asset value, beginning of year                                                    $9.48
                                                                                      -----
Net investment income                                                                  0.05
Net realized and unrealized gain/(loss) on investments                                (0.14)
                                                                                      ------
Total from investment operations                                                      (0.09)
                                                                                      ------

Distributions to shareholders:
Net investment income                                                                 (0.05)
Net realized gains and investments                                                     ---
Total distributions                                                                   (0.05)
                                                                                      ------
Net asset value, end of year                                                          $9.34
                                                                                      =====

Total return +                                                                        (1.0)%

Ratios to average net assets and supplemental data:
Net assets, end of year (in 000's)                                                      $0
Ratio of net investment income to average net assets                                  4.85%
Ratio of operating expenses to average net assets                                     1.45%
   (net of waivers/reimbursements) (a)
Ratio of operating expenses to average net assets                                     4.07%
   (before waivers/reimbursements) (b)
Portfolio turnover rate                                                                70%


+    Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits, the expense ratios would be 1.00% for the period.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.
(c)  On November  8, 1994,  all shares of the Service  Class were  redeemed  and there have been no  further  shares  issued in this class  since that date.
     Accordingly,  the net asset value per share  represents the net asset value on November 8, 1994.


[BACK COVER PAGE]

                                            The Gabelli Westwood Funds

                                               Class A, B, C Shares


For More Information:

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Funds' semi-annual and audited annual reports to shareholders contain detailed information on each of the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investments policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:


                                        The Gabelli Westwood Funds
                                        One Corporate Center
                                        Rye, NY 10580
                                       Telephone: 1-800-GABELLI (1-800-422-3554)
                                        www.gabelli.com


You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

      Free from the Commission's Website at http://www.sec.gov







Investment Company Act File Number: 811-04719

                                            THE GABELLI WESTWOOD FUNDS


                                           Gabelli Westwood Equity Fund
                                          Gabelli Westwood Balanced Fund
                                       Gabelli Westwood SmallCap Equity Fund
                                      Gabelli Westwood Mighty Mites(sm) Fund
                                           Gabelli Westwood Realty Fund
                                      Gabelli Westwood Intermediate Bond Fund

                                                 Class AAA Shares
                                         (Formerly Retail Class Shares)

                                                    PROSPECTUS
                                                 February 1, 2000


     The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
     ==========================================================================

===============================================================================


                                            The Gabelli Westwood Funds
                                               One Corporate Center
                                             Rye, New York 10580-1434
                                                   1-800-GABELLI
                                                 [1-800-422-3554]
                                                fax: 1-914-921-5118
                                              http://www.gabelli.com
                                             e-mail: info@gabelli.com
                                 (Net     Asset Value may be  obtained  daily by
                                          calling 1-800-GABELLI after 6:00 P.M.)


                                                 Board of Trustees

Susan M. Byrne                                                   Karl Otto Pohl
President and Chief Executive Officer                           Former President
Westwood Management Corporation                             Deutsche Bundesbank

Anthony J. Colavita                                            Werner J. Roeder
Attorney-at-Law                                    Practicing Private Physician
Anthony J. Colavita, P.C.                   Medical Director, Lawrence Hospital

James P. Conn
Former Chief Investment Officer
Financial Security Assurance Holdings Ltd.

                                                     Officers

Susan M. Byrne                                                Patricia R. Fraze
President                                                        Vice President

Bruce N. Alpert                                                     James McKee
Vice President and Treasurer                                          Secretary

Lynda J. Calkin
Vice President

                                                    Questions?
                                                Call   1-800-GABELLI   or   your
                                        investment representative.

                                                 Table of Contents

                                                                           Page

Introduction
Investment and Performance Summary............................................1
More Investment and Risk Information.........................................13
Management of the Funds......................................................14
Purchase of Shares...........................................................15
Redemption of Shares.........................................................16
Exchanges of Shares..........................................................16
Pricing of Fund Shares.......................................................17
Dividends and Distributions..................................................17
Tax Information..............................................................17
Financial Highlights.........................................................18

INTRODUCTION

         The Gabelli Westwood Funds (the "Trust") consists of the following six separate investment portfolios (the "Funds"):

               Gabelli Westwood Equity Fund (the "Equity Fund") Gabelli Westwood Balanced Fund (the "Balanced Fund") Gabelli Westwood SmallCap Equity Fund (the "SmallCap Equity Fund") Gabelli Westwood Mighty Mites(sm) Fund (the "Mighty Mites Fund") Gabelli Westwood Realty Fund (the "Realty Fund") Gabelli Westwood Intermediate Bond Fund (the "Intermediate Bond Fund")

              This Prospectus describes Class AAA Shares (formerly Retail Class Shares) of each of the Funds. Each Fund is advised by Gabelli Advisers, Inc. (the "Adviser") and each Fund, other than the Mighty Mites Fund, is sub-advised by Westwood Management Corporation (the "Sub-Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.

                                                        26
p

-------------------------------------------------------------------------------
                                           GABELLI WESTWOOD EQUITY FUND
-------------------------------------------------------------------------------

     Investment Objective. The Gabelli Westwood Equity Fund seeks to provide capital appreciation. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment. The Fund's secondary goal is to produce current income.


Principal Investment Strategies. The Fund primarily invests in common stocks and may also invest in securities which may be converted into common stocks. The Fund invests in a portfolio of seasoned companies.
Seasoned companies generally have market capitalizations in excess of $500 million and have been operating for at least three years.

In selecting securities, the Sub-Adviser maintains a list of securities which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser's forecast for growth rates and earning estimates exceeds Wall Street expectations, the issuer of the security has a positive earnings surprise or the Adviser's forecasted price/earnings ratio is less than the forecasted growth rate. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, the projected price/earnings ratio exceeds the three-year growth rate and/or the price of the stocks declines 15% in the first 90 days held. The Fund's risk characteristics, such as beta (a measure of volatility), are generally less than those of the S&P 500 Composite Stock Price Index (the "S&P 500 Index"), the Fund's benchmark.

          Principal Risks. The Fund's share price will increase or decrease with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that the Sub-Adviser's judgments about above-average growth potential of a particular company's stocks is incorrect and the perceived value of such stock is not realized by the market, or that the price of the Fund's portfolio securities will decline. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:

               you are a long-term investor
               you seek growth of capital
               you seek a fund with a growth orientation as part of your
                 overall investment plan

You may not want to invest in the Fund if:

               you  are  seeking  a  high  level  of  current   income  you  are
               conservative in your investment approach you seek stability of principal more than growth of capital


         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

-------------------------------------------------------------------------------
                                           GABELLI WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------

Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years, ten years and the life of the Fund compared to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return                         Calendar Year      Total Return
           -------------        ------------                         -------------      ------------
                1990                (6.3)%                              1995               36.9%
                1991                21.2%                               1996               26.8%
                1992                6.0%                                1997               29.6%
                1993                17.2%                               1998               13.1%
                1994                2.3%                                1999               ____%

During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended ___________________) and the lowest return for a quarter was ______% (quarter ended ___________________).

------------------------------------------------------------ ------------- -------------- -------------- -------------
                                                                                                            Since
Average Annual Total Returns                                     Past          Past           Past        Inception
(for the periods ended December 31, 1999)                      One Year     Five Years      Ten Years      (1/2/87)
------------------------------------------------------------ ------------- -------------- -------------- -------------
------------------------------------------------------------ ------------- -------------- -------------- -------------
The Gabelli Westwood Equity Fund
Class AAA Shares
(formerly known as Retail Class Shares)                         _____%        _____%         _____%         _____%
------------------------------------------------------------ ------------- -------------- -------------- -------------
------------------------------------------------------------ ------------- -------------- -------------- -------------
S&P(R)500 Stock Index+                                           _____%        _____%         _____%         _____%
------------------------------------------------------------ ------------- -------------- -------------- -------------
+    The  S&P(R)  500  Composite  Stock  Price  Index  is a  widely  recognized, unmanaged  index of common stock prices.  The performance of the Index does not include expenses or fees.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
   Management Fees....................................................     1.00%
   Distribution (Rule 12b-1) Expenses...............................     0.25%
   Other Expenses....................................................     0.24%
                                                                          -----
Total Annual Operating Expenses.......................................     1.49%
                                                                           ----
Custodian Fee Credits*.................................................. .0.05%
                                                                         -----
Net Annual Operating Expenses*.........................................   1.44%
                                                                        =======


* Expenses are reduced due to custodian fee credits on cash balances maintained with the Fund's custodian.

Expense Example. This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year                       3 Years                       5 Years                     10 Years
           ------                       -------                       -------                     --------
            $152                          $471                         $813                        $1,779


--------------------------------------------------------------------------------
                                          GABELLI WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of an investment. Income is the amount of money you earn annually on your invested capital.


Principal Investment Strategies. The Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and seeks to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Sub-Adviser will typically invest 30% to 70% of the Fund's assets in equity securities and 70% to 30% in debt securities, and the balance of the  Fund's  assets in cash or cash equivalents.

The Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations in excess of $500 million and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential.

The debt securities held by the Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a nationally recognized rating agency.


Principal Risks. The Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. In addition, the market prices of stocks of smaller companies may tend to be more volatile than the market prices of stocks generally. The Fund is also subject to the risk that the Sub-Adviser's judgments about the above-average growth potential of a particular company's stocks is incorrect and the perceived value of such stock is not realized by the market, or that the price of the Fund's portfolio securities will decline. Investing in debt securities involves interest rate risk and credit risk. When interest rates decline, the value of the portfolio's securities generally rises. Conversely, when interest rates rise, the value of the portfolio's securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. Your investment in the Fund is not guaranteed and you could lose some or all of the amound you invested in the Fund.


Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek both growth of capital and current income you want participation in market growth with some emphasis on preserving assets in "down" markets

You may not want to invest in the Fund if:

               you seek stability of principal more than growth of capital you seek an aggressive growth strategy



         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                                          GABELLI WESTWOOD BALANCED FUND
-------------------------------------------------------------------------------

Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compared to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return                         Calendar Year      Total Return
           -------------        ------------                         -------------      ------------
                1992                5.9%                                1996               18.0%
                1993                16.8%                               1997               22.4%
                1994                0.1%                                1998               11.5%
                1995                31.2%                               1999               ____%

During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended _____________________) and the lowest return for a quarter was _____% (quarter ended _____________________).

-------------------------------------------------------------------- ----------------- --------------- --------------
                                                                                                           Since
Average Annual Total Returns                                               Past             Past         Inception
(for the periods ended December 31, 1999)                                One Year        Five Years      (10/1/91)
-------------------------------------------------------------------- ----------------- --------------- --------------
-------------------------------------------------------------------- ----------------- --------------- --------------
The Gabelli Westwood Balanced Fund
Class AAA Shares (formerly known as Retail Class Shares)                  _____%           _____%         _____%
-------------------------------------------------------------------- ----------------- --------------- --------------
-------------------------------------------------------------------- ----------------- --------------- --------------
60% S&P 500 Index and 40% Lehman Brothers
Government/Corporate Bond Index+                                          _____%           _____%         _____%
-------------------------------------------------------------------- ----------------- --------------- --------------
+    The  S&P  500 Index  is a  widely  recognized,
     unmanaged  index of common stock prices.  The performance of the Index does not include expenses or fees. The Lehman Brothers Government/Corporate Bond
     Index is an  unmanaged  index of prices of U.S.  Government  and  corporate bonds with not less than one year to maturity. The performance of each index does not include expenses or fees.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
   Management Fees....................................................     0.75%
   Distribution (Rule 12b-1) Expenses................................     0.25%
   Other Expenses.....................................................     0.20%
                                                                           -----
Total Annual Operating Expenses.......................................     1.20%
                                                                           -----
Custodian Fee Credits*.................................................... 0.05%
                                                                           -----
Net Annual Operating Expenses*.............................................1.15%
                                                                           =====

* Expenses are reduced due to custodian fee credits on cash balances maintained with the Fund's custodian.

Expense Example. This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year                       3 Years                       5 Years                     10 Years
           ------                       -------                       -------                     --------
            $122                          $381                         $660                        $1,455


-------------------------------------------------------------------------------
                                       GABELLI WESTWOOD SMALLCAP EQUITY FUND
------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment.

Principal Investment Strategies. The Fund primarily invests in a portfolio of common stock of smaller companies. These smaller companies have a market capitalization (defined as shares outstanding times current market price) of between $100 million and $1.5 billion at the time of the Fund's initial investment.


In selecting securities for the Fund, the Sub-Adviser considers companies which offer: an earnings growth rate exceeding the Fund's benchmark, the Russell 2000 Index an increasing return on equity

               a low debt/equity ratio

               sequential earnings per share and sales growth

               a recent positive earnings surprise



Frequently small capitalization companies exhibit one or more of the following traits:
               new products or technologies

               new distribution methods

               rapid changes in industry conditions due to regulatory or other developments changes in management or similar  characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth



              The Sub-Adviser closely monitors the issuers and will sell a stock if the stock achieves 90% of its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate and/or the issuer suffers an earnings disappointment.

Because smaller growth companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies, and then adjust its valuation more quickly once investor interest is gained. Smaller growth companies may also be more subject to a valuation catalyst (such as increased investor attention, takeover efforts or a change in management) than larger companies. Small growth companies may offer greater potential for capital appreciation than larger companies.



Principal Risks. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Investment in small capitalization stocks may be subject to more abrupt or erratic movements in price than investment in medium and large capitalization stocks. The Fund is subject to the risk that small capitalization stocks fall out of favor generally with investors. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek long-term growth of capital
               you seek  investments  in small  capitalization  growth  stocks as part of your  overall  investment strategy

You may not want to invest in the Fund if: you are seeking a high level of current income you are conservative in your investment approach you seek stability of principal more than growth of capital

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                                       GABELLI WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------

Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compared to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return
                1998                10.6%
                1999                ____%

During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended ______________________________) and the lowest return for a quarter was _____% (quarter ended
------------------------------).

-------------------------------------------------------------------- ---------------------- ------------------------
Average Annual Total Returns                                                                    Since Inception
(for the periods ended December 31, 1999)                                Past One Year             (4/15/97)
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
The Gabelli Westwood SmallCap Equity Fund
Class AAA Shares (formerly known as Retail Class Shares)                    _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
-------------------------------------------------------------------- ---------------------- ------------------------
Russell 2000 Index+                                                         _____%                  _____%
-------------------------------------------------------------------- ---------------------- ------------------------
+    The Russell 2000 Index is an unmanaged  index of the 2000  smallest  common stocks in the Russell 3000,  which  contains the 3000 largest stocks in the
     U.S.  based on total market  capitalization.  The  performance of the Index does not include expenses or fees.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
   Management Fees......................................................   1.00%
   Distribution (Rule 12b-1) Expenses...................................  0.25%
   Other Expenses*......................................................   0.47%
                                                                           -----
Total Annual Operating Expenses*......................................    1.72%
                                                                          -----
Fee Waiver, Expense Reimbursement and Custodian Fee Credits*..............0.22%
                                                                          -----
Net Annual Operating Expenses*............................................1.50%
                                                                          =====

* The Adviser has contractually agreed to waive its investment advisory fees and reimburse the Fund to the extent necessary to maintain the
    Total Annual Operating Expenses at 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2000. The custodian reduces its fees to reflect credits on cash balances.

Expense Example. This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year                       3 Years                       5 Years                     10 Years
           ------                       -------                       -------                     --------
            $175                          $542                         $933                        $2,030


-------------------------------------------------------------------------------
                                      GABELLI WESTWOOD MIGHTY MITES(sm) FUND
-------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood Mighty Mites(sm) Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment.

Principal Investment Strategies. The Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $300 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. The Fund focuses on micro-cap companies which appear to be underpriced relative to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire a company.

In selecting stocks, the Adviser attempts to identify companies that:
               have above-average sales and earnings growth prospects

               have improving balance sheet fundamentals given the current status of economic and business cycles

               are   undervalued  and  may   significantly   appreciate  due  to
              management changes, stock acquisitions, mergers, reorganizations, tender offers, spin-offs or other significant events have new or unique products,  new or expanding markets,
              changing competitive or regulatory climates or undervalued assets or franchises



The Adviser also considers the stocks' prices, the issuers' balance sheet characteristics and the strength of issuers' managements.



Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.



Since micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies, they may present opportunities for greater investment gains. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market. Micro-cap companies may offer greater growth potential for capital appreciation than larger companies.


Principal Risks. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risk that investment in micro-capitalization stocks may be subject to more abrupt or erratic movements in price than investment in small-, medium- and large-capitalization stocks. Your investment in the Fund is not guaranteed and you could lose some or all of the amound you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek long-term growth of capital
               you seek an exposure to the  micro-capitalization  market
                segment despite the potential volatility of micro-capitalization stocks

You may not want to invest in the Fund if: you are seeking a high level of current income you are conservative in your investment approach you seek stability of principal more than growth of capital

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

-------------------------------------------------------------------------------
                                      GABELLI WESTWOOD MIGHTY MITES(sm) FUND
-------------------------------------------------------------------------------

Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compared to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return
                1999                ____%

During the period shown in the bar chart, the highest return for a quarter was _____% (quarter ended ______________________________) and the lowest return for a quarter was _____% (quarter ended
------------------------------).

----------------------------------------------------------------------- --------------------- ----------------------
Average Annual Total Returns                                                                     Since Inception
(for the period ended December 31, 1999)                                   Past One Year            (5/11/98)
----------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------- --------------------- ----------------------
The Gabelli Westwood Mighty Mites(sm) Fund
Class AAA Shares (formerly known as Retail Class Shares)                       _____%                _____%
----------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------- --------------------- ----------------------
Russell 2000 Index+                                                            _____%                _____%
----------------------------------------------------------------------- --------------------- ----------------------
+    The Russell 2000 Index is an unmanaged  index of the 2000  smallest  common stocks in the Russell 3000,  which  contains the 3000 largest stocks in the
     U.S.  based on total market  capitalization.  The  performance of the Index does not include expenses or fees.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
   Management Fees....................................................    1.00%
   Distribution (Rule 12b-1) Expenses..................................  0.25%
   Other Expenses*......................................................  1.07%
                                                                          -----
Total Annual Operating Expenses.......................................   2.32%
                                                                         -----
Fee Waiver, Expense Reimbursement and Custodian Fee Credits*.............0.82%
                                                                         ------
Net Annual Operating Expenses*...........................................1.50%
                                                                         ======


* The Adviser has contractually agreed to waive its investment advisory fees and reimburse the Fund to the extent necessary to maintain the Total
    Annual Operating Expenses at 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2000. The custodian reduces its fees to reflect credits on cash balances.

Expense Example. This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year                       3 Years                       5 Years                     10 Years
           ------                       -------                       -------                     --------
            $235                          $725                        $1,240                       $2,656


-------------------------------------------------------------------------------
                                           GABELLI WESTWOOD REALTY FUND
-------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood Realty Fund seeks to provide long-term capital appreciation as well as current income. It invests primarily in companies that are engaged in real estate or real estate related industries. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment. Income is the amount of money that you earn annually on your invested capital.

Principal Investment Strategies. The Fund principally invests in the securities of publicly traded real estate investment trusts ("REITs") and real estate operating companies with a market capitalization (defined as shares outstanding times current market price) of a minimum of $50 million at the time of the Fund's initial investment. A REIT is a pooled investment vehicle which invests primarily in income producing real estate or real estate loans or interests. The Fund's investments include equity REITs, mortgage REITs and hybrid REITs and other equity securities engaged in real estate.

The Sub-Adviser invests in REITs with attractive income and growth characteristics. It uses a multi-factor quantitative model to rank a universe of REITs and then follows the ranking process with in-depth fundamental research. Securities considered for purchase have:
               attractive rankings based on the Sub-Adviser's quantitative model assets in regions with favorable demographic trends

               assets in sectors with attractive long-term fundamentals

               issuers with strong management teams and/or

               issuers with good balance sheet fundamentals



The Sub-Adviser will consider selling a security if real estate supply/demand fundamentals become unfavorable in the issuer's sector or region, there is limited growth opportunity, the issuer is at risk of losing its competitive edge and/or the issuer is serving markets with slowing growth.


Principal Risks. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. The Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate due to general and local economic conditions, overbuilding or undersupply, changes in zoning and other laws and a number of other factors. An investor in the Fund is subject to the risk that the real estate industry will underperform other industries or the stock market generally. Your investment in the Fund is not guaranteed and you could lose some or all of the amound you invested in the Fund.

Who May Want to Invest:

The Fund may appeal to you if:
               you are a long-term investor
               you seek current income as well as growth of capital you seek to invest in a market which does not correlate directly with other equity markets you seek broad-based exposure to the real estate market without owning real estate directly

You may not want to invest in the Fund if:
               you are conservative in your investment approach you seek stability of principal more than growth of capital

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------------------------------------------------------------------------------
                                           GABELLI WESTWOOD REALTY FUND
------------------------------------------------------------------------------

Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compared to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return
                1998                (15.2)%
                1999                ____%

During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended ______________________________) and the lowest return for a quarter was _____% (quarter ended
------------------------------).

---------------------------------------------------------------------- ------------------- -------------------------
Average Annual Total Returns                                                                   Since Inception
(for the periods ended December 31, 1999)                                Past One Year            (11/1/97)
---------------------------------------------------------------------- ------------------- -------------------------
---------------------------------------------------------------------- ------------------- -------------------------
The Gabelli Westwood Realty Fund
Class AAA Shares (formerly known as Retail Class Shares)                     _____%                 _____%
---------------------------------------------------------------------- ------------------- -------------------------
---------------------------------------------------------------------- ------------------- -------------------------
NAREIT All REIT Index+                                                       _____%                 _____%
---------------------------------------------------------------------- ------------------- -------------------------
---------------------------------------------------------------------- ------------------- -------------------------
Russell 2000 Index+                                                          _____%                 _____%
---------------------------------------------------------------------- ------------------- -------------------------
+    The  NAREIT All REIT Index is a market  capitalization  weighted  unmanaged index of all  tax-qualified  REITs  listed on the New York Stock  Exchange,
     Inc.,  American Stock  Exchange and the National  Association of Securities
     Dealers  Automated  Quotations,  Inc. which have 75% or more of their gross invested  book  assets  invested  directly  or  indirectly  in  the  equity ownership of real estate.  The Russell 2000 Index is an unmanaged  index of the 2000 smallest common stocks in the Russell 3000 which contains the 3000 largest  stocks  in the  U.S.  based on total  market  capitalization.  The performance of the indices does not include expenses or fees.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
   Management Fees.....................................................    1.00%
   Distribution (Rule 12b-1) Expenses...................................  0.25%
   Other Expenses*......................................................  2.43%
                                                                           -----
Total Annual Operating Expenses.......................................   3.68%
                                                                         ------
Fee Waiver, Expense Reimbursement and Custodian Fee Credits*.............2.18%
                                                                         ------
Net Annual Operating Expenses*...........................................1.50%
                                                                         ======


* The Adviser has contractually agreed to waive its investment advisory fees and reimburse the Fund to the extent necessary to maintain the Total
     Annual Operating Expenses at 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2000. The custodian reduces its fees to reflect credits on cash balances.

Expense Example. This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year                       3 Years                       5 Years                     10 Years
            $370                         $1,126                       $1,902                       $3,932


-------------------------------------------------------------------------------
                                      GABELLI WESTWOOD INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

Investment Objective. The Gabelli Westwood Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.


Principal Investment Strategies. The Fund primarily invests in bonds of various types and with various maturities. The Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest rating categories by a nationally recognized rating agency.



Although there are no restrictions on the maximum or minimum maturity of any individual security that the Fund may invest in, generally the Fund will have a dollar weighted average maturity of three to ten years. The Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, certain collateralized and asset-backed securities, The Fund will maintain an average rating of AA or better by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, or comparable quality.


In selecting securities for the Fund, the Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Lehman Brothers Government/Corporate Bond Index over time. The Sub-Adviser invests 75% to 100% of the Fund's assets in debt securities and the remainder in cash or cash equivalents.


Principal Risks. The Fund's share price will fluctuate with changes in prevailing interest rates and the market value of the Fund's portfolio securities. When interest rates decline, the value of the portfolio's securities generally rises. Conversely, when interest rates rise, the value of the portfolio's securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. To the extent that the Fund's portfolio is invested in cash, if interest rates decline, the Fund may lose the opportunity to benefit from a probable increase in debt securities valuations. Your investment in the Fund is not guaranteed and you could lose some or all of your investment in the Fund.


Who May Want to Invest:



The Fund may appeal to you if:

               you are seeking a high level of current income you are conservative in your investment approach you are seeking exposure to high quality bonds as part of your overall investment strategy

You may not want to invest in the Fund if:

               you seek growth of capital
               you seek stability of principal more than total return


         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

-------------------------------------------------------------------------------
                                      GABELLI WESTWOOD INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------

Performance. The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compared to those of the relevant index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

BAR CHART (GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Calendar Year        Total Return                         Calendar Year      Total Return
           -------------        ------------                         -------------      ------------
                1992                6.1%                                1996              3.7%
                1993               10.5%                                1997             10.7%
                1994              (5.6)%                                1998              6.6%
                1995               16.2%                                1999             ____%

During the periods shown in the bar chart, the highest return for a quarter was _____% (quarter ended _______________________) and the lowest return for a quarter was _____% (quarter ended _______________________).

----------------------------------------------------------------------- -------------- --------------- --------------
                                                                                                           Since
Average Annual Total Returns                                                Past            Past         Inception
(for the periods ended December 31, 1999)                                 One Year       Five Years      (10/1/91)
----------------------------------------------------------------------- -------------- --------------- --------------
----------------------------------------------------------------------- -------------- --------------- --------------
The Gabelli Westwood Intermediate Bond Fund
Class AAA Shares (formerly known as Retail Class Shares)                   _____%          _____%         _____%
----------------------------------------------------------------------- -------------- --------------- --------------
----------------------------------------------------------------------- -------------- --------------- --------------
Lehman Brothers Government/Corporate Bond Index+                           _____%          _____%         _____%
----------------------------------------------------------------------- -------------- --------------- --------------
+    The Lehman Brothers  Government/Corporate  Bond Index is an unmanaged index of prices of U.S.  Government  and  corporate  bonds with not less than one year to maturity. The performance of the Index does not include expenses or fees.

Fees and Expenses of the Funds. This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
   Management Fees...........................................................60%
   Distribution (Rule 12b-1) Expenses..................................   0.25%
   Other Expenses*.......................................................  0.78%
                                                                          -----
Total Annual Operating Expenses......................................    1.63%
                                                                         ------
Fee Waiver, Expense Reimbursement and Custodian Fee Credits*.............0.63%
                                                                         ------
Net Annual Operating Expenses*...........................................1.00%
                                                                         ======


* The Adviser has contractually agreed to waive its investment advisory fees and reimburse the Fund to the extent necessary to maintain the Total
     Annual Operating Expenses at 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least September 30, 2000.
    The custodian reduces its fees to reflect credits on cash balances.

Expense Example. This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year                       3 Years                       5 Years                     10 Years
           ------                       -------                       -------                     --------
            $166                          $514                         $887                        $1,933


                                       MORE INVESTMENT AND RISK INFORMATION
INVESTMENT TECHNIQUES
The Funds may also use the following investment technique:

              Defensive Investments. When opportunities for capital appreciation do not appear attractive or when adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include U.S. Government securities, certificates of deposit, bankers acceptances, time deposits, repurchase agreements and other high quality debt instruments. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.

              RISK INFORMATION
              Investing in the Funds involves the following risks:


              Equity Risk

              Equity Fund
              Balanced Fund
              SmallCap Equity Fund
              Mighty Mites Fund
              Realty Fund

              The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

              Small- and Micro-Capitalization Company Risk

              SmallCap Equity Fund
              Mighty Mites Fund

              Investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

              Interest Rate Risk and Credit Risk

              Balanced Fund
              Intermediate Bond Fund
              Realty Fund

              When  interest  rates  decline,   the  value  of  the  portfolio's
              debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio's debt securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

              Fund and Management Risk

              All Funds

              If the Fund's manager makes errors in selecting securities or if the market segment in which the Fund invests falls out of favor with investors, the Fund could underperform the stock market or its peers. The Fund could also fail to meet its investment objective. When you sell Fund shares, they may be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

              Real Estate Industry Concentration Risk

              Realty Fund

              The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Adverse economic, business, regulatory or political developments affecting the real estate industry could have a major effect on the value of the Fund's investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

                                              MANAGEMENT OF THE FUNDS

The Adviser. Gabelli Advisers, Inc., with principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment programs under the supervision of the Trust's Board of Trustees. The Adviser is a Delaware corporation formerly known as Teton Advisers LLC (prior to November 1997). The Adviser is a subsidiary of Gabelli Asset Management Inc., a publicly held company listed on the New York Stock Exchange, Inc ("NYSE").

As compensation for its services and the related expenses the Adviser bears, for the fiscal year ended September 30, 1999, each Fund paid the Adviser a fee as shown in the table below.

                                                             Annual Advisory Fee
                                   (as a percentage of average daily net assets)
Equity Fund                                                               1.00%
Balanced Fund                                                             0.75%
SmallCap Equity Fund                                                      1.00%
Mighty Mites(sm) Fund                                                     1.00%
Realty Fund                                                               1.00%
Intermediate Bond Fund                                                    0.60%

Sub-Adviser. The Adviser has entered into a Sub-Advisory Agreement with Westwood Management Corporation for all Funds except the Mighty
Mites(sm) Fund with which there is not a Sub-Advisory Agreement. The Sub-Adviser has its principal offices located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201. The Adviser pays the Sub-Adviser out of its advisory fees with respect to the Funds (except the Mighty Mites(sm) Fund), a fee computed daily and payable monthly in an amount equal on an annualized basis to the greater of
(i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds. The Sub-Adviser is a registered investment adviser formed in 1983. The Sub-Adviser is a wholly-owned subsidiary of Southwest Securities Group, Inc., a Dallas based securities firm.

     The Portfolio Managers. Susan M. Byrne, President of the Sub-Adviser since 1983, is responsible for the day-to-day management of the Equity Fund. Kellie R. Stark, Vice President of the Sub-Adviser since 1992, assists in the management of the Equity Fund. Ms. Byrne and Patricia Fraze, Executive Vice President of the Sub-Adviser since 1990, are jointly responsible for the day-to-day management of the Balanced Fund. Ms. Fraze is also responsible for the day-to-day management of the Intermediate Bond Fund. Lynda Calkin, Senior Vice President of the Sub-Adviser since 1993 is responsible for the day-to-day management of the SmallCap Equity Fund and C.J. MacDonald assists in management of such Fund. Mario J. Gabelli, Marc
     J. Gabelli, Laura Linehan and Walter K. Walsh are primarily responsible for the day-to-day management of the Mighty Mites(sm) Fund. Mario J. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of Gabelli Funds, LLC since its organization in 1999 (Gabelli Funds, LLC is the successor adviser to Gabelli Funds, Inc., an entity organized in
     1980). Marc J. Gabelli has been Managing Director and an analyst of Gabelli Funds, LLC since 1993. Laura Linehan has been Director of
     Creative Research at Gabelli & Company, Inc. since May 1995 and an associate in Corporate Finance at Smith Barney from May 1994.
     Walter K. Walsh has been Compliance Officer of Gabelli & Company, Inc. since 1994. Ms. Byrne and Timothy M. Ognisty, Vice President of the Sub-Adviser since 1996 and an equity trader at Goldman Sachs from 1994, are jointly responsible for the day-to-day management of the Realty Fund.

Rule 12b-1 Plan. The Funds have adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Funds on an annual basis of 0.25% of each Fund's average daily net assets attributable to Class AAA Shares to finance the distribution of the Funds' Class AAA Shares. Each Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Funds. To the extent any activity is one which a Fund may finance without a distribution plan, each Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                PURCHASE OF SHARES

         You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly from the Fund through the Fund's transfer agent or through registered broker-dealers.

         By Mail or in Person. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Westwood Funds" to:

         By Mail:                             By Personal Delivery:
         The Gabelli Funds                    The Gabelli Funds
         P.O Box 8308                         c/o BFDS
         Boston, MA 02266-8308                66 Brooks Drive
                                              Braintree, MA 02184

         You can obtain a subscription order form by calling 1-800-422-3554. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

         By Bank Wire. To open an account using the bank wire system, first telephone the Fund at 1-800-422-3554 to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                             State Street Bank and Trust Company
                             [ABA #011-0000-28-REF DDA #99046187]
                                Re: The Gabelli Westwood Funds
                                  ________________________
                                  Account # ______________
                                 Account of [Registered Owners]
                               225 Franklin Street, Boston, MA 02110

         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

         Minimum Investments. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Brokers may have different minimum investment requirements.

     Share Price. The Funds sell their Class AAA shares at the net asset value next determined after the Funds receive your completed subscription order form. See "Pricing of Fund
     Shares" for a description of the calculation of the net asset value.

Retirement Plans. The Funds have available a form of IRA and a "Roth" IRA for investment in Fund shares that may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Funds do not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investments for all such retirement plans is $1,000, except that an individual and his or her spouse may establish separate IRAs if the combined investment is $1,250. There is no minimum for subsequent investments.

Automatic Investment Plan. The Funds offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call 1-800-GABELLI (1-800-422-3554) for more details about the plan.

Telephone Investment Plan. You may purchase additional shares of the Funds by telephone as long as your bank is a member of the Automated Clearing House
(ACH) system. You must also have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365

General. State Street will not issue share certificates unless requested by you. Each Fund reserves the right to (i) reject any purchase order if, in the opinion of Fund management, it is in the Funds' best interest to do so and (ii) suspend the offering of shares for any period of time.

                                               REDEMPTION OF SHARES

              You can redeem shares on any Business Day without a redemption fee. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.

              The Funds  redeem  their  shares at the net asset  value  next
              determined   after  the  Funds  receive  your redemption request.
              See "Pricing of Fund Shares" for a description of the calculation of net asset value.

              You may redeem shares through the Distributor or directly from the Funds through the transfer agent.

By Letter. You may mail a letter requesting redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

By Telephone. You may redeem your shares in a direct registered account by calling either 1-800-422-3554 or 1-800-872-5365 (617-328-5000 from outside the United States), subject to a $25,000 limitation. You may not redeem shares held through an IRA by telephone. If State Street properly acts on telephone instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to telephone transactions. You may be responsible for any fraudulent telephone order as long as State Street or the Funds take reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchanges of Shares" below).

1. Telephone Redemption By Check. The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

2. Telephone Redemption By Wire. The Funds accept telephone requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

Through the Automatic Cash Withdrawal Plan. You may automatically redeem shares on a monthly, quarterly or annual basis if your account is directly registered with State Street. Please call the Distributor at 1-800-422-3554 for more information.

Involuntary Redemption. The Funds may redeem all shares in your account (other than an IRA account) if their value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $500.

Redemption Proceeds. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after it receives your redemption request. If you purchased your Fund shares by check, you may not redeem shares until the check clears, which may take up to 15 days following purchase.

Redemption In Kind. The Funds reserve the right to make a redemption in kind-payment in portfolio securities rather than cash - for certain large redemption amounts. Payments would be made in portfolio securities only in the rare instance that the Trust's Board of Trustees believes that it would be in the Funds' best interest not to pay redemption proceeds in cash.


                                                EXCHANGES OF SHARES

You may exchange shares of each Fund you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through exchange, call 1-800-GABELLI (1-800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.



              In effecting an exchange:
                   you must meet the minimum purchase  requirements for the fund whose shares you purchase through exchange.
                   if you are  exchanging  into  shares  of a fund with a higher sales charge, you must pay the difference at the time of exchange.
                   you may realize a taxable gain or loss.
                   you should read the  prospectus  of the fund whose shares you are purchasing (call 1-800-GABELLI (1-800-422-3554) to obtain the prospectus).
                   you should be aware that brokers may charge a fee for
                    handling an exchange for you.

         You  may  exchange   shares  by   telephone or mail.

     Exchanges by Telephone. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.

Exchanges by Mail. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. State your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

Exchanges through the Internet. You may also give exchange instructions via the Internet at www.gabelli.com.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                                              PRICING OF FUND SHARES

              Shares of each Fund are sold at the net asset value per share next determined after receipt of the order. Each Fund's net asset value per share is calculated on each Business Day. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. Each Fund's net asset value is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., New York time, and is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Funds use market quotations in valuing portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Trustees of the Funds believe represents fair value.
                                            DIVIDENDS AND DISTRIBUTIONS

              Dividends and distributions may differ for different Funds. They will be automatically reinvested for your account at net asset value in additional shares of the Funds, unless you instruct the Funds to pay all dividends and distributions in cash. If you elect cash distributions, you must instruct the Funds either to credit the amounts to your brokerage account or to pay the amounts to you by check. Dividends from net investment income will be paid annually by the Equity Fund, the SmallCap Equity Fund and the Mighty Mites Fund and quarterly by the Balanced Fund and the Realty Fund. The Intermediate Bond Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net realized capital gains. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains.
                                                  TAX INFORMATION

              The Funds expect that their distributions will consist primarily of net investment income and capital gains, which may be taxable at different rates depending on the length of time the Funds hold their assets. Dividends out of net investment income and distributions of realized short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. An exchange of a Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders generally will be subject to a federal withholding tax. This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                                                           FINANCIAL HIGHLIGHTS
              The financial highlights table for each Fund is intended to help you understand the Fund's financial performance for the past five fiscal years of the Funds. The total returns in the tables represent the rates that an investor would have earned or lost on an investment in each Fund's Class AAA Shares. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements and related notes are included in the annual report, which is available upon request.

Gabelli Westwood Equity Fund

Per share amounts for the Fund's Class AAA Shares (formerly known as Retail Class Shares) outstanding throughout each year ended September 30,


                                                         1999               1998              1997              1996           1995
                                                         ----               ----              ----              ----           ----

Operating Performance:
   Net Asset Value, Beginning of Period                 $8.99              $9.57             $7.68             $6.59          $5.50
                                                        -----              -----             -----             -----          -----
   Net investment income................                 0.04               0.07              0.07              0.08           0.04
   Net realized and unrealized gain (loss)
     on investments.....................                 1.72             (0.22)              2.72              1.59           1.31
                                                         ----             ------              ----              ----           ----
   Total from Investment Operations.....                 1.76             (0.15)              2.79              1.67           1.35
                                                         ----             ------              ----              ----          ----

Distributions to Shareholders:
   Net investment income................               (0.06)             (0.06)            (0.07)            (0.06)         (0.06)
   Net realized gain on investments.....               (0.23)             (0.37)            (0.83)            (0.52)         (0.20)
                                                       ------             ------            ------            ------         ------
   Total Distributions..................               (0.29)             (0.43)            (0.90)            (0.58)         (0.26)
                                                       ------             ------            ------            ------         ------
   Net Asset Value, End of Period.......               $10.46              $8.99             $9.57             $7.68          $6.59
                                                       ======              =====             =====             =====          =====
   Total Return (+).....................               19.77%            (1.40)%            39.61%            26.88%         25.85%

Ratios to Average Net Assets
   and Supplemental Data:
   Net Assets, End of Period (in 000's).             $155,036           $175,391          $128,697           $29,342        $14,903
   Ratio of net investment income
     to average net assets..............                0.38%              0.73%             1.11%             1.16%          0.77%
   Expenses net of waivers
     /reimbursements (a)................                1.49%              1.47%             1.53%             1.50%          1.61%
   Expenses before waivers
     /reimbursements....................                1.49%              1.47%         1.59% (b)         1.95% (b)      2.29% (b)
   Portfolio Turnover Rate..............                  67%                77%               61%              106%           107%


--------------------------------------------
(+)  Total return  represents  aggregate  total return of a hypothetical  $1,000 investment  at the  beginning  of the  period  and  sold  at the end of the period,  including  reinvestment  of  dividends,  and does not  reflect any applicable sales charges.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits,  the expense  ratios would be 1.44% for 1999,  1.45% for 1998,
     1.50% for 1997, 1.44% for 1996 and 1.50% for 1995.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.


Gabelli Westwood Balanced Fund

Per share amounts for the Fund's Class AAA Shares (formerly known as Retail Class Shares) outstanding throughout each year ended September 30,


                                                         1999               1998              1997              1996           1995
                                                         ----               ----              ----              ----           ----

Operating Performance:
   Net Asset Value, Beginning of Period.               $10.98             $11.49             $9.71             $8.47          $7.12
                                                       ------             ------             -----             -----          -----
   Net investment income................                 0.25               0.26              0.25              0.22           0.19
   Net realized and unrealized gain (loss)
     on investments.....................                 1.12               0.05              2.36              1.37           1.35
                                                         ----               ----              ----              ----           ----
   Total from Investment Operations.....                 1.37               0.31              2.61              1.59           1.54
                                                         ----               ----              ----              ----           ----

Distributions to Shareholders:
   Net investment income................               (0.25)             (0.26)            (0.25)            (0.22)         (0.19)
   Net realized gain on investments.....               (0.12)             (0.56)            (0.58)            (0.13)        -------
                                                       ------             ------            ------            ------        -------
   Total Distributions..................               (0.37)             (0.82)            (0.83)            (0.35)         (0.19)
                                                       ------             ------            ------            ------         ------
   Net Asset Value, End of Period.......               $11.98             $10.98            $11.49             $9.71          $8.47
                                                       ======             ======            ======             =====          =====
   Total Return (+).....................               12.56%              2.80%            28.32%            19.11%         21.98%

Ratios to Average Net Assets
   and Supplemental Data:
   Net Assets, End of Period (in 000's).             $160,352           $128,222           $67,034           $23,158         $6,912
   Ratio of net investment income
     to average net assets..............                2.06%              2.37%             2.60%             2.62%          2.47%
   Expenses net of waivers
     /reimbursements (a)................                1.20%              1.20%             1.28%             1.32%          1.35%
   Expenses before waivers
     /reimbursements....................                1.20%              1.20%         1.36% (b)         1.71% (b)      1.86% (b)
   Portfolio Turnover Rate..............                  86%                77%              110%              111%           133%


--------------------------------------------
(+)  Total return  represents  aggregate  total return of a hypothetical  $1,000 investment  at the  beginning  of the  period  and  sold  at the end of the period,  including  reinvestment  of  dividends,  and does not  reflect any applicable sales charges.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits,  the expense  ratios would be 1.15% for 1999,  1.17% for 1998,
     1.25% for 1997, 1.24% for 1996 and 1.25% for 1995.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.


Gabelli Westwood SmallCap Equity Fund

Per share amounts for the Fund's Class AAA Shares (formerly known as Retail Class Shares) outstanding throughout each year ended September 30,

                                                                              1999            1998        1997 (c)
                                                                              ----            ----        --------
Operating Performance:
   Net Asset Value, Beginning of Period.......................              $11.18          $14.48          $10.00
                                                                            ------          ------          ------
   Net investment income......................................              (0.12)          (0.09)            0.08
   Net realized and unrealized gain (loss) on investments.....                6.71          (2.39)            4.40
                                                                              ----          ------            ----
   Total from Investment Operations...........................                6.59          (2.48)            4.48
                                                                              ----          ------            ----

Distributions to Shareholders:
   Net investment income......................................            --------        --------        --------
   In excess of net investment income.........................            --------          (0.08)        --------
   Net realized gain on investments...........................            --------          (0.60)        --------
   In excess of net realized gain on investments..............            --------          (0.14)        --------
                                                                          --------          ------        --------
   Total Distributions........................................            --------          (0.82)        --------
                                                                          --------          ------        --------
   Net Asset Value, End of Period.............................              $17.77          $11.18          $14.48
                                                                            ======          ======          ======
   Total Return (+)...........................................              58.94%         (17.7)%           44.8%
                                                                            ------         -------           -----

Ratios to Average Net Assets and Supplemental Data:
   Net Assets, End of Period (in 000's).......................             $20,361         $11,694          $8,546
   Ratio of net investment income to average net assets.......             (0.88)%         (0.74)%       1.89% (d)
   Expenses net of waivers /reimbursements (a)................               1.62%           1.72%       1.89% (d)
   Expenses before waivers /reimbursements (b)................               1.72%           2.11%       2.45% (d)
   Portfolio Turnover Rate....................................               1.78%            200%            146%


(+)  Total return  represents  aggregate  total return of a hypothetical  $1,000 investment  at the  beginning  of the  period  and  sold  at the end of the period,  including  reinvestment  of  dividends,  and does not  reflect any applicable sales charges.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits, the expense ratios would be 1.50% for 1999, 1.50% for 1998 and
     1.50% for 1997.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.
(c) Period from April 15, 1997  (inception  date of fund) to September 30, 1997.
(d) Annualized.


Gabelli Westwood Mighty Mites(sm) Fund

Per share  amounts  for the Fund's  Class AAA Shares  (formerly  known as Retail
 Class Shares) outstanding throughout each year ended September 30,

                                                                                    1999                  1998 (d)
                                                                                    ----                  --------
Operating Performance:
   Net Asset Value, Beginning of Period.......................                     $9.70                    $10.00
                                                                                   -----                    ------
   Net investment income......................................                      0.10                      0.04
   Net realized and unrealized gain (loss) on investments.....                      3.20                    (0.34)
                                                                                    ----                    ------
   Total from Investment Operations...........................                      3.30                    (0.30)
                                                                                    ----                    ------

Distributions to Shareholders:
   Net investment income......................................                    (0.09)                   -------
   In excess of net investment income.........................                  --------                   -------
   Net realized gain on investments...........................                  --------                   -------
   In excess of net realized gain on investments..............                  --------                   -------
                                                                                --------                   -------
   Total Distributions........................................                    (0.09)                   -------
                                                                                  ------                   -------
   Net Asset Value, End of Period.............................                    $12.91                     $9.70
                                                                                  ======                     =====
   Total Return (+)...........................................                    34.21%                    (3.0)%
                                                                                  ------                    ------

Ratios to Average Net Assets and Supplemental Data:
   Net Assets, End of Period (in 000's).......................                   $10,205                    $4,838
   Ratio of net investment income to average net assets.......                     0.94%                 1.60% (c)
   Expenses net of waivers /reimbursements (a)................                     1.01%                 2.05% (c)
   Expenses before waivers /reimbursements (b)................                     2.32%                 4.50% (c)
   Portfolio Turnover Rate....................................                       88%                       18%


(+)  Total return  represents  aggregate  total return of a hypothetical  $1,000 investment  at the  beginning  of the  period  and  sold  at the end of the period,  including  reinvestment  of  dividends,  and does not  reflect any applicable sales charges.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits, the expense ratio would be 1.00% for 1999 and 2.00% for 1998.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.
(c)  Annualized.
(d) Period from May 11, 1998 (inception date of fund) to September 30, 1998.


Gabelli Westwood Realty Fund

Per share  amounts  for the Fund's  Class AAA Shares  (formerly  known as Retail
 Class Shares) outstanding throughout each year ended September 30,

                                                                                      1999                1998 (c)
                                                                                      ----                --------
Operating Performance:
   Net Asset Value, Beginning of Period.......................                       $8.43                  $10.00
                                                                                     -----                  ------
   Net investment income......................................                        0.22                    0.37
   Net realized and unrealized gain (loss) on investments.....                      (0.81)                  (1.37)
                                                                                    ------                  ------
   Total from Investment Operations...........................                      (0.59)                  (1.00)
                                                                                                            ------

Distributions to Shareholders:
   Net investment income......................................                      (0.23)                  (0.33)
   In excess of net investment income.........................                    --------                 -------
   Net realized gain on investments...........................                    --------                 -------
   In excess of net realized gain on investments..............                    --------                  (0.24)
                                                                                  --------                  ------
   Total Distributions........................................                      (0.23)                  (0.57)
                                                                                    ------                  ------
   Net Asset Value, End of Period.............................                       $7.61                   $8.43
                                                                                     =====                   =====
   Total Return (+)...........................................                     (5.68)%                 (10.5)%
                                                                                   -------                 -------

Ratios to Average Net Assets and Supplemental Data:
   Net Assets, End of Period (in 000's).......................                      $1,784                  $1,815
   Ratio of net investment income to average net assets.......                       4.32%                   3.87%
   Expenses net of waivers /reimbursements (a)................                       1.60%                   1.70%
   Expenses before waivers /reimbursements (b)................                       3.68%                   3.95%
   Portfolio Turnover Rate....................................                         55%                    142%


(+)  Total return  represents  aggregate  total return of a hypothetical  $1,000 investment  at the  beginning  of the  period  and  sold  at the end of the period,  including  reinvestment  of  dividends,  and does not  reflect any applicable sales charges.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits, the expense ratio would be 1.50% for 1999 and 1.50% for 1998.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.
(c) Period from October 1, 1997 (inception date of fund) to September 30, 1998.


Gabelli Westwood Intermediate Bond Fund

Per share amounts for the Fund's Class AAA Shares (formerly known as Retail Class Shares) outstanding throughout each year ended September 30,

                                                   1999            1998          1997         1996            1995
                                                   ----            ----          ----         ----            ----

Operating Performance:
   Net Asset Value, Beginning of Period          $10.74          $10.29         $9.88        $9.98           $9.48
                                                 ------          ------         -----        -----           -----
   Net investment income............               0.50            0.57          0.68         0.51            0.52
   Net realized and unrealized gain
   (loss)                                        (0.75)            0.45          0.41       (0.10)            0.50
                                                 ------            ----          ----       ------            ----
     on investments.................
   Total from Investment Operations.             (0.25)            1.02          1.09         0.41            1.02
                                                 ------            ----          ----         ----            ----

Distributions to Shareholders:
   Net investment income............               0.50          (0.57)        (0.68)       (0.51)          (0.52)
                                                   ----          ------        ------       ------          ------
   Total Distributions..............             (0.50)          (0.57)        (0.68)       (0.51)          (0.52)
                                                 ------          ------        ------       ------          ------
   Net Asset Value, End of Period...              $9.99          $10.74        $10.29        $9.88           $9.98
                                                  =====          ======        ======        =====           =====
   Total Return (+).................            (2.37)%          10.20%        11.36%        4.50%          11.13%

Ratios to Average Net Assets
   and Supplemental Data:
   Net Assets, End of Period (in 000's)          $6,214          $7,618        $5,912       $5,496          $4,729
   Ratio of net investment income
     to average net assets..........              4.82%           5.45%         6.71%        5.43%           5.38%
   Expenses net of waivers
     /reimbursements(a).............              1.05%           1.08%         1.11%        1.09%           1.17%
   Expenses before waivers
     /reimbursements (b)............              1.63%           2.08%         1.70%        2.46%           2.47%
   Portfolio Turnover Rate..........               108%            232%          628%         309%            165%


-----------------------------------------
(+)  Total return  represents  aggregate  total return of a hypothetical  $1,000 investment  at the  beginning  of the  period  and  sold  at the end of the period,  including  reinvestment  of  dividends,  and does not  reflect any applicable sales charges.
(a)  The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained by the custodian.  Including fee credits, the expense ratio would be 1.00% for each period.
(b)  During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such fee reductions and/or  reimbursements  had not occurred,  the ratio would have been as shown.



                                            THE GABELLI WESTWOOD FUNDS
                                                 Class AAA Shares


                                           Gabelli Westwood Equity Fund
                                          Gabelli Westwood Balanced Fund
                                       Gabelli Westwood SmallCap Equity Fund
                                      Gabelli Westwood Mighty Mites(sm) Fund
                                           Gabelli Westwood Realty Fund
                                      Gabelli Westwood Intermediate Bond Fund


For More Information:

              For more information about the Funds, the following documents are available free upon request:

              Annual/Semi-annual Reports:

              The Funds' semi-annual and audited annual reports to shareholders contain detailed information on each of the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

              Statement of Additional Information (SAI):

              The SAI  provides  more  detailed  information  about  the  Funds,
              including  their  operations  and  investment   policies.   It  is
              incorporated by reference, and is legally considered a part of this prospectus.

              You can get free copies of these documents and prospectuses of other Funds in the Gabelli Family, or request other information and discuss your questions about the Funds by contacting:

                                    The Gabelli Westwood Funds
                                    One Corporate Center
                                    Rye, New York 10580-1434
                                    Telephone 1-800-GABELLI (1-800-422-3554)
                                    www.gabelli.com

              You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

      Free from the Commission's Website at http://www.sec.gov.




              Investment Company Act File Number:  811-05848.

                                            THE GABELLI WESTWOOD FUNDS

                                           Gabelli Westwood Equity Fund
                                          Gabelli Westwood Balanced Fund
                                       Gabelli Westwood SmallCap Equity Fund
                                      Gabelli Westwood Mighty Mites(sm) Fund
                                           Gabelli Westwood Realty Fund
                                      Gabelli Westwood Intermediate Bond Fund

                                        STATEMENT OF ADDITIONAL INFORMATION

                                                 February 1, 2000


            The Gabelli Westwood Funds (the "Trust") currently consists of six separate investment portfolios referred to as the Gabelli Westwood Equity Fund (the "Equity Fund"), the Gabelli Westwood SmallCap Equity Fund (the "SmallCap Equity Fund"), the Gabelli Westwood Mighty Mites(SM) Fund (the "Mighty Mites Fund"), the Gabelli Westwood Realty Fund (the "Realty Fund"), the Gabelli Westwood Intermediate Bond Fund (the "Intermediate Bond Fund") and the Gabelli Westwood Balanced Fund (the "Balanced Fund") (collectively, the "Funds").

            This Statement of Additional Information ("SAI"), which is not a prospectus, provides information about each of the Funds. The SAI should be read in conjunction with the Funds' current Prospectuses for Class A shares, Class B shares, Class C shares and Class AAA shares dated February 1, 2000. For a free copy of the Prospectuses, please contact the Funds at One Corporate Center, Rye, New York 10580-1434, call (800) GABELLI (1-800-422-3554) or via Internet
http://www.gabelli.com/westwood.


                                                  TABLE OF CONTENTS


                                                                                                             Page

General Information and History.............................................................................   2
Investment Objectives and Management Policies...............................................................   2
Management of the Funds.....................................................................................  19
Control Persons and Principal Shareholders..................................................................  21
Investment Advisory and Other Services......................................................................  23
Distribution Plans..........................................................................................  26
Purchase and Redemption of Shares........................................................................... 28
Determination of Net Asset Value............................................................................  29
Shareholder Services........................................................................................  29
Dividends, Distributions and Taxes..........................................................................  30
Performance Information.....................................................................................  33
Information About the Funds.................................................................................  34
Financial Statements.......................................................................................   36
Appendix..................................................................................................   .37


GENERAL INFORMATION AND HISTORY

 .........   The Trust is a diversified, open-end management investment company.
 The Trust was organized as a Massachusetts business trust on June 12, 1986.

            On August 20, 1991, the Board of Trustees approved the change in the name of the Trust from "The Westwood Fund" to "The Westwood Funds" and the name of the Trust's initial series of shares from "The Westwood Fund" to "Westwood Equity Fund." In addition, at the same time the Board authorized the designation of three new series of shares of the Trust, "Westwood Intermediate Bond Fund," "Westwood Cash Management Fund," and "Westwood Balanced Fund." The Board authorized the designation of the "Westwood SmallCap Equity Fund" and "Westwood Realty Fund" series of shares of the Trust on February 25, 1997. On November 18, 1997, the Board of Trustees approved the change in the name of the Trust from "The Westwood Funds" to "The Gabelli Westwood Funds" and names of each series to include the name "Gabelli" before the name "Westwood" (i.e., "Gabelli Westwood SmallCap Equity Fund"). On November 18, 1997, the Board of Trustees then authorized the designation of the "Gabelli Westwood Mighty Mites Fund" series of shares of the Trust.

            The Trust operates a multi-class structure pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended (the "1940 Act"). On
November 16, 1999, the Board of Trustees approved an Amended and Restated
Rule 18f-3 Multi-Class Plan designating four separate classes of shares in each Fund: Class A shares (formerly known as Service Class shares), Class B shares, Class C shares and Class AAA shares (formerly known as Retail Class shares).

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

            The Prospectuses discuss the investment objectives of each Fund and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which each Fund may invest, additional strategies that each Fund may utilize and certain risks associated with such investments and strategies.

         The Funds will not (i) invest in real estate limited partnerships (except the Realty Fund which may also invest in publicly traded master limited partnerships), (ii) engage in the short-selling of securities, (iii) engage in arbitrage, or (iv) as a fundamental policy, issue senior securities (collateral arrangements with regard to initial and variation margin on futures and options transactions shall not be considered the issuance of a senior security), except as permitted by Investment Restriction No. 7 set forth under "Investment Restrictions" below. However, the Mighty Mites Fund may engage in short-selling of securities or in arbitrage.

   Convertible Securities (All Funds). A convertible security is a fixed-income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

     .........In  general,  the market  value of a  convertible  security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock.

U.S. Government Securities (All Funds). Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association ("FNMA"), by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. A Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Repurchase Agreements (All Funds). Repurchase agreements involve the acquisition by a Fund of a security, subject to an obligation of the seller to repurchase, and the Fund to resell, the security at a fixed price, usually not more than one week after its purchase. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by a Fund. In an attempt to reduce the risk of incurring a loss on the repurchase agreement, a Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to highest rated securities of the type in which a Fund may invest. It will also require that the repurchase agreement be at all times fully collateralized in an amount at least equal to the repurchase price including accrued interest earned on the underlying securities, and that the underlying securities be marked to market every business day to assure that the repurchase agreement remains fully collateralized. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. If bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. A Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

Borrowing (All Funds). Each Fund (i) may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) may pledge, hypothecate, mortgage or otherwise encumber its assets, but only in an amount up to 10% of the value of its total assets to secure borrowings for temporary or emergency purposes, or up to 20% in connection with the purchase and sale of put and call options.

Bank Obligations (All Funds). Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions (see "Variable and Floating Rate Demand and Master Demand Notes" below for more details) as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such instruments.

Certificates Of Deposit (All Funds). Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit (CDs) may be purchased by the Funds are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

         The  Funds  may  purchase  CDs  issued  by  banks,   savings  and  loan
associations and similar institutions with less than one billion dollars in assets, which have deposits insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC, provided a Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the FDIC. Interest payments on such a CD are not insured by the FDIC. A Fund would not own more than one such CD per issuer.

   Other Mutual Funds (All Funds). Each Fund may invest in shares of other management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

            Specifically, each Fund may purchase securities of investment companies in the open market where no commission except the ordinary broker's commission is paid, which purchases are limited to a maximum of (i) 3% of the total voting stock of any one closed-end investment company, (ii) 5% of the Fund's net assets with respect to any one closed-end investment company and
(iii) 10% of the Fund's net assets in the aggregate, or may receive such securities as part of a merger or consolidation.

   Corporate Debt Securities (All Funds). A Fund's investments in corporate debt may include U.S. dollar or foreign currency-denominated corporate bonds, debentures, notes and other similar corporate debt instruments of domestic and foreign issuers, which meet the minimum ratings and maturity criteria established for each Fund under the direction of the Board of Trustees and Gabelli Advisers, Inc. (the "Adviser") or, if unrated, are in the Adviser's opinion comparable in quality to rated corporate debt securities in which each Fund may invest. The rate of return or return of principal on some debt obligations in which the Funds may invest may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

         The Equity Fund, SmallCap Equity Fund, Mighty Mites Fund and Realty Fund may
invest, in normal  circumstances,  up to 35% of their respective total assets in U.S. dollar- and foreign currency-denominated debt securities of domestic and foreign issuers, which are rated at least "BBB" by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's") (except with respect to investments in commercial paper which will consist only of direct obligations that at the time of purchase are rated in the highest rating category by Moody's or S&P) or, if unrated, are determined to be of comparable quality by the Adviser, or in index options when it is believed they hold less risk or greater potential for capital appreciation than equity securities. Such investments are made without regard to the remaining maturities of such securities. (Investment grade debt securities are those which are rated at least "BBB" by S&P or "Baa" by Moody's). The Equity Fund may investment up to 10% of its respective total assets in debt securities (other than commercial paper) that are rated or, if unrated, determined to be below investment grade. These investments generally carry a high degree of risk and are sometimes referred to as "high yield, high risk" securities by the investment community (see "Lower Rated Securities" below for more complete information). The Equity Fund will not invest in below investment grade securities which are rated below "C" by S&P or Moody's.

         Debt securities rated "BBB" by S&P or "Baa" by Moody's are considered medium grade obligations. Securities rated "Baa" by Moody's lack outstanding investment characteristics and in fact have speculative characteristics as well, while those rated "BBB" by S&P are regarded as having an adequate capacity to pay principal and interest. Securities rated in these categories are generally more sensitive to economic changes than higher rated securities. See the "Appendix" in this SAI for more details on the ratings of Moody's and S&P.

Lower Rated Securities (All Funds). Debt securities rated lower than investment grade involve much greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. They are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. In this connection, there have been recent instances of such defaults and bankruptcies which were not foreseen by the financial and investment communities. The lower quality and unrated obligations in which the Funds may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighted by large uncertainties or major risk exposures to adverse conditions. The value of such obligations may be more susceptible to real and perceived adverse economic or industry conditions than is the case of higher rated securities. The Funds are dependent on the Adviser's judgement, analysis and experience in the evaluation of high yield obligations. In evaluating the creditworthiness of a particular issue, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, the ability of the issuer's management and regulatory matters. The Adviser will attempt to reduce the risks of investing in lower rated or unrated obligations through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets. The Funds will also take such action as they consider appropriate in the event of anticipated financial difficulties, default or bankruptcy of the issuers of any such obligation.

Variable and Floating Rate Demand and Master Demand Notes (All Funds). A Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate of the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 10% of that Fund's net assets.

         A Fund may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this SAI for commercial paper obligations.

When-Issued or Delayed-Delivery Securities (All Funds). New issues of fixed-income securities usually are offered on a when-issued or delayed-delivery basis, which means that delivery and payment for such securities ordinarily take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on such securities are fixed at the time the Fund enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a when-issued or delayed-delivery security prior to its stated delivery date. No additional when-issue commitments will be made if more than 20% of a Fund's net assets would be so committed.

 .........Securities  purchased on a when-issued  or  delayed-delivery  basis and certain other securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based on the public's
perception  of  the  creditworthiness  of  the  issuer  and  changes,   real  or
anticipated, in the level of interest rates. Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to the risk that such fluctuations will occur prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve an additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of a Fund consisting of cash or other liquid securities at least equal at all times to the amount of the when-issued commitments will be established and maintained at the Fund's custodian bank.

Foreign Securities (All Funds). Each Fund may invest
directly  in  both   sponsored   and   unsponsored   U.S.   dollar-  or  foreign
currency-denominated corporate debt securities, certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities, and the Equity Fund, Balanced Fund, SmallCap Equity Fund, Mighty Mites Fund and Realty Fund may invest up to 25% of their respective total assets directly in foreign equity securities and in securities represented by EDRs or ADRs. ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. The Intermediate Bond Fund does not expect to invest more than 25% of its assets in securities of foreign issuers.

 .........Thus,  investment  in  shares  of the  Funds  should  be  made  with an understanding of the risks inherent in an investment in foreign securities either directly or in the form of ADRs or EDRs, including risks associated with government, economic, monetary and fiscal policies, possible foreign withholding taxes, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Investment in obligations of foreign issuers and in direct obligations of foreign nations involves somewhat different investment risks from those affecting obligations of United States domestic issuers. Foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934 (the "1934 Act"), there may be less publicly available information than is available from a domestic issuer. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Funds by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or charge withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

     .........There are certain risks associated with investments in unsponsored
     ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

         In addition, with respect to all ADRs and EDRs, there is always the risk of loss due to currency fluctuations.


Zero Coupon and Payment In Kind Securities (The Balanced Fund and Intermediate Bond Fund). A Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK securities"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately a third of the bond's term to maturity. PIK securities are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund will accrue income on such investments based on an effective interest method, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. As a result, a Fund may have to sell securities at a time when it may be disadvantageous to do so.

   Real Estate Investment Securities ("REITs") (All Funds). A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. The Funds may invest in REITs and real estate operating companies, as well as other types of real estate securities such as publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development or companies whose financial prospects are deemed by the Adviser to be real estate oriented and consistent with the Fund's investment objectives. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the Funds may invest in securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-throughs of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

   Derivatives

         The Funds may invest in derivative securities as described below, however, none of the Funds have a present intention to utilize one or more of the various practices such that five percent or more of a Fund's net assets will be at risk with respect to derivative practices. The successful use by a Fund of derivatives is subject to the Adviser's ability to predict correctly movements in one or more underlying instruments, indexes, stocks, the market generally or a particular industry. The use of derivatives requires different skills and techniques than predicting changes in the price of individual stocks. There can be no assurance of a Fund's successful use of derivatives if and when utilized.

   Call And Put Options On Specific Securities (The Equity Fund, Balanced Fund, SmallCap Equity Fund, Mighty Mites Fund and Realty Fund). These Funds may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options on specific securities. A Fund may write covered call and put options on securities to the extent of 10% of the value of its net assets at the time such option contracts are written. A call option is a contract that, in return for a premium, gives the holder of the option the right to buy from the writer of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of a call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is the reverse of a call option, giving the holder the right to sell the security to the writer and obligating the writer to purchase the underlying security from the holder. The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on a Fund's portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

         So long as a Fund's obligation as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the national securities exchange on which the option is written.

         An options position may be closed out only where there exists a secondary market for an option of the same series on a recognized national securities exchange or in the over-the-counter market. As a result, and because of current trading conditions, the Funds expect to purchase only call or put options issued by the Clearing Corporation. The Funds expect to write options on national securities exchanges and in the over-the-counter market.

          While it may choose to do otherwise, a Fund generally purchases or writes only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the facilities of the Clearing Corporation and the national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

          A covered call option written by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by a Fund is covered when, among other things, cash, cash equivalents or U.S. Government securities or other liquid debt securities are placed in a segregated account to fulfill the obligation undertaken.

         A Fund treats options in respect of specific securities that are not traded on a national securities exchange, and the underlying security, as not readily marketable and, therefore, subject to the limitations under "Certain Fundamental Policies" below.

   Stock Index Options (The Equity Fund, The Balanced Fund, The SmallCap Equity Fund, The Mighty Mites Fund and The Realty Fund). These Funds may purchase and write
put and call options on stock indexes listed on national securities exchanges in order to realize its investment objectives or for the purpose of hedging its portfolio. Should a Fund seek to engage in transactions concerning put and call options on stock indexes, options would be purchased or written with respect to not more than 25% of the value of the Fund's net assets. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's
100. Indexes are also based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

         Options on stock  indexes are  similar to options on stock  except that
(a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

          A Fund engages in stock index option transactions only when determined by the Adviser to be consistent with the Fund's investment objectives. There can be no assurance that the use of these portfolio strategies will be successful. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian, cash or U.S. Government securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or the Fund will otherwise cover the transaction. Although a Fund intends to purchase or write only those stock index options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain stock index options, with the result that a Fund would have to exercise those options which it has purchased in order to realize any profit. With respect to stock index options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a covered position with respect to any call option it writes, the Fund may not sell the underlying securities used as cover during the period it is obligated under an option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

   Futures Transactions - In General (All Funds). The Funds are not commodity pools. However, the Funds may engage in futures transactions, including thos relating to indexes, as described below.

         A Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission (the "CFTC"). In addition, a Fund may not engage in such activities if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options would exceed 5% of the fair market value of a Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         In connection with its futures transactions, a Fund will establish and maintain at its custodian bank or qualified futures commission merchant a segregated account consisting of cash or other high quality liquid securities as determined by the Board of Trustees in an amount generally equal to the market value of the underlying commodity less any amount deposited as margin. The segregation of such assets will not have the effect of limiting a Fund's ability to otherwise invest those assets.

         Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position at the then prevailing price, which will operate to terminate the Fund's existing position in the contract.

         Although a Fund will intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

          In addition, due to the risk of an imperfect correlation between securities in the Fund's portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indexes, the risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as accurately anticipated when the hedge is established.

   Interest Rate Futures  Contracts (The Balanced Fund and The Intermediate Bond
Fund). The Funds may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. A Fund may not purchase or sell interest rate futures contracts if, immediately thereafter, more than 25% of its net assets would be hedged. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

         Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher yielding short-term securities or waiting for the long-term market to stabilize.

   Stock Index Futures Contracts (The Equity Fund, The Balanced Fund, The SmallCap Equity Fund, The Mighty Mites Fund and The Realty Fund). These Funds may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

         The Funds intend to utilize stock index futures contracts only for the purpose of attempting to protect the value of their common stock portfolios in the event of a decline in stock prices and, therefore, usually will be sellers of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect a Fund against an increase in prices of stocks which the Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If a Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. The Funds also may buy or sell stock index futures contracts to close out existing futures positions.

         A Fund will intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. While incidental to its securities activities, a Fund may use stock index futures as a substitute for a comparable market position in the underlying securities.

            There can be no assurance of a Fund's successful use of stock index futures as a hedging device. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with the movement in the stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than the margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction. A Fund may not purchase or sell stock index futures contracts if, immediately thereafter, more than 25% of its net assets would be hedged.

         Successful use of stock index futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, a Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options On Futures (All Funds). The Funds may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

         The Funds may use options on futures contracts solely for bona fide hedging or other appropriate risk management purposes. If a Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by a Fund for the option. If market conditions do not favor the exercise of the option, a Fund's loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

         If a Fund writes a call (put) option on a futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, a Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of securities held or to be acquired for the Fund's portfolio. If the option is exercised, a Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, a Fund's losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

          The holder or writer of an option on futures contracts may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

            The risks associated with these transactions are similar to those described above with respect to options on securities. A Fund may not purchase or write options on futures if, immediately thereafter, more than 25% of its net assets would be hedged.

   Forward Foreign Currency Exchange Contracts (All Funds). The Funds may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

         The Funds may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

         The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Funds' custodian will place cash or liquid high grade debt securities into a segregated account of a Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts.

         The Funds generally will not enter into a forward contract with a term of greater than one year. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time.

         While the Funds will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge or may expose the Fund to risk of foreign exchange loss.

   Mortgage-Related  Securities  (The  Balanced Fund and the  Intermediate  Bond
Fund). Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

         Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline and generally may also increase the inherent volatility of the mortgage-related security by effectively converting short-term debt instruments into long-term debt instruments; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the "CPR") or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage-related securities.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity and principal payment schedule. To the extent a particular CMO is issued by an investment company, a Fund's ability to invest in such CMOs will be limited. See "Investment Restrictions" below.

Other  Asset-Backed  Securities  (The  Balanced Fund and the  Intermediate  Bond
Fund). Other asset-backed securities (unrelated to mortgage loans) have been offered to investors, such as Certificates for Automobile Receivables ("CARS
(SM)"). CARS (SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS (SM) are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust or by the existence of a subordinated class of securities. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS (SM) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under "Mortgage-Related Securities." Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.

Short Sales Against the Box (Mighty Mites Fund). The Mighty Mites Fund may sell securities "short against the box." While a short sale is the sale of a security that the Mighty Mites Fund does not own, it is "against the box" if at all times when the short position is open the Mighty Mites Fund owns an equal amount of securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. In a short sale, the Fund does not immediately deliver the securities sold or receive the proceeds from the sale.

         The Mighty Mites Fund may make a short sale in order to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Mighty Mites Fund or security convertible into, or exchangeable for, the security, or when the Mighty Mites Fund does not want to sell the security it owns, because among other reasons, it wishes to defer recognition of gain or loss for U.S. federal income tax purposes. The Mighty Mites Fund may close out a short position by purchasing and delivering an equal amount of securities sold short, rather than by delivering securities already held by the Mighty Mites Fund, because the Mighty Mites Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Lending Portfolio Securities (All Funds). To a limited extent, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Funds consider collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Funds to be the equivalent of cash. Such loans may not exceed 33-1/3% of a Fund's total assets. From time to time, a Fund may return to the borrower and/or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The SEC currently requires that the following conditions must be met whenever a Fund's portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Funds' Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.
These conditions may be subject to future modification.

         Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

   Illiquid  Securities and Rule 144A Securites  (All  Funds).  Each  Fund may

  invest  its net asset in
securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Illiquid securities do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"), or other restricted securities, which have been determined liquid by the Trust's Board of Trustees.

The Funds have adopted  fundamental  policies
with respect to investments in illiquid securities (see Investment  Restrictions
Nos.  10  and  11  below).    Securities
that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may invest up to 5% (except for the SmallCap Equity Fund, Mighty Mites Fund and Realty Fund which may invest up to 15%) of its net assets in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors;
they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to each Fund's investment restriction on illiquid securities.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

            The Adviser will monitor the liquidity of restricted securities in a Fund's portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the  method of  soliciting  offers and the mechanics of the  transfer);
 and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities which the Trustees  consider to be illiquid to assure that the total of all such Rule
 144A  securities held by a Fund (except for the SmallCap Equity
Fund, Mighty Mites Fund and Realty Fund, which may invest up to 15%) does not exceed [10%] of the Fund's average daily net assets.

   Other Investment Considerations. Investment decisions for each Fund are made independently from those of other investment advisory accounts that may be advised by the Adviser or Westwood Management Corporation ("Westwood" or the "Sub-Adviser"). However, if such other investment advisory accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Fund invests at the same time as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by the Fund.

Investment Restrictions. The Funds have adopted the following restrictions as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of each Fund's outstanding voting shares. Each Fund, except as otherwise indicated, may not:

         1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in securities of such issuer. This restriction applies only with respect to 75% of each Fund's total assets. For purposes of this restriction, these limitations do not apply with respect ti securities issued by the U.S. Government, its agencies or instrumentalities.

         2. Purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer. This restriction applies only with respect to 75% of each Fund's total assets.

         3. Each Fund, other than the Mighty Mites Fund, may not purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of a Fund's investments in all such companies to exceed 5% of the value of its total assets.

         4. Purchase or retain the securities of any issuer if the officers or Trustees of the Funds or the officers or Directors of the Adviser who individually own beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

         5. Purchase, hold or deal in commodities or commodity contracts, but the Funds may engage in transactions involving futures contracts and related options, including the futures and related options transactions as described in and SAI.

         6. Purchase, hold or deal in real estate, or oil and gas interests, but the Funds may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

         7. Borrow money or pledge, mortgage or hypothecate its assets, except as described in and this SAI and in connection with entering into futures contracts, but the deposit of assets in escrow in connection with the writing of covered call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to initial or variation margins for futures contracts will not be deemed to be pledges of a Fund's assets.

         8. Lend any funds or other assets except through the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or the purchase of bankers' acceptances and commercial paper of corporations. However, each Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Funds' Trustees.

         9. Act as an underwriter of securities of other issuers.

         10. The Equity Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, including certain securities which are subject to legal or contractual restrictions on resale, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested. This restriction applies to those options in respect of specific securities that are not traded on a national securities exchange, and the underlying security, which are not readily marketable.

         11. Each Fund, other than the Equity Fund, may not enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, if, in the aggregate, more than 10% (15% for the SmallCap Equity, Mighty Mites and Realty Funds) of the value of a Fund's net assets would be so invested. Included in this category are "restricted" securities and any other assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation. Restricted securities for purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities.

         12. Enter into time deposits maturing in more than seven days and time deposits maturing from two business days through seven calendar days will not exceed 10% of a Fund's total assets.

         13. Invest in the securities of a company for the purpose of exercising management or control, but each Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

         14. Purchase securities on margin, but the Funds may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and the Funds may make margin payments in connection with transactions in options and futures.

         15. Purchase or sell put and call options, or combinations thereof, except as set forth in and this SAI.

         16. Invest more than 25% of its assets in investments in any particular industry or industries, provided that, when a Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements in respect of the foregoing.

         17. The Equity Fund shall not purchase warrants in excess of 2% of net assets. (For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Equity Fund in units or attached to securities shall not be included within this 2% restriction.) The Balanced Fund shall not invest more than 5% of its net assets in warrants, no more than 2% of which may be invested in warrants which are not listed on the New York or American Stock Exchanges.

         18. Issue senior securities.


         If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                                              MANAGEMENT OF THE FUNDS

            Under Massachusetts law, the Trust's Board of Trustees is responsible for establishing the Funds' policies and for overseeing management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The Trustees and officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is deemed to be an "interested person" of the Funds, as defined in the Act, is indicated by an asterisk.

Trustees and Officers of the Funds

ANTHONY J. COLAVITA, (64) TRUSTEE.

         President and Attorney at Law in the law firm of Anthony J. Colavita, P.C. since 1961; Director or Trustee of various other mutual funds advised by Gabelli Funds, LLC and its affiliates. His address is One Corporate Center, Rye, New York 10580.

JAMES P. CONN, (61) TRUSTEE.

          Former Managing Director/Chief Investment Officer of Financial Security Assurance Holdings Ltd. since 1992; Director of Santa Anita Operating Company since 1995; Director of California Jockey Club since 1983; Director of Meditrust Corporation and First Republic Bank; Director or Trustee of four other Gabelli funds. His address is One Corporate Center, Rye, New York 10580.

WERNER ROEDER, M.D., (58) TRUSTEE.

         Medical Director, Lawrence Hospital and practicing private physician. Director of various other Gabelli funds. His address is One Corporate Center, Rye, New York 10580.

KARL OTTO POHL*, (69) TRUSTEE.

         Member of the Shareholder Committee of Sal Oppenheim Jr. & Cie (private investment bank); Director of Gabelli Asset Management Inc. (investment management), Zurich Allied (insurance), and TrizecHahn Corp. (real estate), Former President of the Deutsche Bundesbank and Chairman of its Central Bank Council from 1980 through 1991; Director or Trustee of all other mutual funds advised by Gabelli Funds, LLC and its affiliates. His address is One Corporate Center, Rye, New York 10580.

SUSAN M. BYRNE*, (52) TRUSTEE.

         President and CEO of Westwood Management Corporation since 1983. Her address is 300 Crescent Court, Suite 1300, Dallas, Texas 75201.

         All of the Funds' Trustees were elected at a meeting of shareholders held on September 30, 1994 except Mr. Pohl, who was elected by the Board of Trustees on August 8, 1997 to begin serving on the Board on October 6, 1997. Ordinarily, there will be no further meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of not less than two-thirds of the Fund's outstanding shares may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. In accordance with the 1940 Act and the Trust's Amended and Restated Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

     The Trust does not pay any remuneration to its officers and Trustees other than fees and expenses to Trustees who are not affiliated with the Adviser, Sub-Adviser or Gabelli & Company, Inc. (the "Distributor"), which totaled for all such Trustees $_____ for the fiscal year ended September 30, 1999. Each Trustee, other than Susan Byrne and Karl Otto Pohl, is paid an annual fee of $2,500 and $500 for each meeting attended. The Trust also pays each Trustee serving on the Audit Committee $250 for each meeting attended.

                                                Compensation Table

                                                                                         Total Compensation
                                                                                           from the Fund
                                                   Aggregate Compensation                 and Fund Complex
Name of Person, Position                               from the Fund                     Paid to Trustees*

Susan M. Byrne, President                                    $0                                  $0

Anthony J. Colavita, Trustee                                 $2,500                              $

Karl Otto Pohl, Trustee                                      $0                                  $

Werner Roeder, M.D., Trustee                                 $2,500                              $

James P. Conn, Trustee                                       $2,500                              $

* Represents the total compensation paid to such persons during the calendar year ended December 31, 1999. The parenthetical number represents the number of investment companies (including the Trust) from which such person received compensation that are considered part of the same fund complex as the Trust because they have common or affiliated investment advisers.

Executive Officers of the Funds (Not Listed Above)

BRUCE N. ALPERT, (47) VICE PRESIDENT AND TREASURER.

          Director and President of the Adviser. Executive Vice President and Chief Operating Officer of Gabelli
          Funds, LLC since 1988, an Officer of all funds advised by Gabelli Advisers, Inc. and its affiliates. His address is One Corporate Center, Rye, New York 10580.

PATRICIA R. FRAZE, (54) VICE PRESIDENT.

         Senior Vice President of the Sub-Adviser, fixed income analyst and portfolio manager since April 1990. Her address is 300 Crescent Court, Suite 1300, Dallas, Texas 75201.

LYNDA J. CALKIN, (47) VICE PRESIDENT.

         Senior Vice President of the Sub-Adviser, small cap portfolio manager since 1993. Previously, Vice President and Portfolio Manager for Hourglass Capital Management Inc. Her address is 300 Crescent Court, Suite 1300, Dallas, Texas 75201.

JAMES E. MCKEE, (35) SECRETARY.

          Secretary of the Adviser since 1995. Vice President, General Counsel and Secretary of Gabelli Funds, LLC; Secretary of all Funds advised by Gabelli Funds, Inc. since August 1995. Vice President and General Counsel of GAMCO Investors, Inc. since 1993 and Gabelli Asset Management Inc. since 1999. His address is One Corporate Center, Rye, New York 10580.

         As of December 31, 1999, the Officers and Trustees of the Funds, as a group, owned _____% of the Intermediate Bond Fund, _____% of the Realty Fund, _____% of the SmallCap Equity Fund , _____% of tThe Equity Fund, _____% of the Balanced Fund and _____% of the Mighty Mites Fund. [The Officers and Trustees
  of the Funds, as a group, owned less than 1% of each class of such Funds.]


                                     CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         The following persons were known by the Funds to own of record 5% or more of the outstanding voting securit es of any Fund on December 31, 1999:


Name and Address of Holder of Record                                                Percentage of Fund

                                                    Equity Fund
Class AAA
Charles Schwab & Co., Inc.                                                                _____%*
Special Custody Account
FPO Ben of Custs
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122







                                                       Balanced Fund
Class A
Charles Schwab & Co., Inc.                                                                _____%*
Special Custody Account
FBO Ben of Custs
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

                                                    SmallCap Equity Fund

                                                                                          _____%*

                                                     Mighty Mites Fund
Class AAA
Gabelli Funds, Inc.                                                                       _____%
Attn:  John Fodera
One Corporate Center
Rye, NY  10580-1442

Charles Schwab & Co., Inc.                                                                _____%
Reinvest Account
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

                                                        Realty Fund
Class AAA
Charles Schwab & Co., Inc.                                                                _____%
Special Custody Account
FBO Ben of Custs
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

TCTCO                                                                                     _____%
200 Crescent Court, Suite 1300
Dallas, TX  75201-7838

                                                   Intermediate Bond Fund
Class AAA
TCTCO                                                                                     _____%
200 Crescent Court, Suite 1300
Dallas, TX  75201-7838



*  Beneficial ownership is disclaimed.


         Beneficial ownership of shares representing 25% or more of the outstanding shares of each class of the Funds may be deemed to have control, as that term is defined in the 1940 Act.

INVESTMENT ADVISORY AND OTHER SERVICES

   Investment Adviser and Sub-Adviser

         Gabelli Advisers, Inc. serves as the Funds' investment adviser and administrator. The Adviser is a Delaware corporation and was formerly known as Teton Advisers LLC, a company organized in 1994. The Adviser is a registered investment adviser and a subsidiary of Gabelli Asset Management
Inc., a publicly held company listed on the New York Stock Exchange, Inc ("NYSE"). The business address of Gabelli Advisers, Inc. is One Corporate Center, Rye, New York 10580-1434. The Adviser has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO") acts as investment adviser for individuals, pension and profit sharing trusts, institutions and endowments. As of December 31, 1999, GAMCO had aggregate assets under management in excess of $_____ billion. Gabelli Securities, Inc. acts as investment adviser to certain alternative investment products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies with assets under management of approximately $_____ million as of December 31, 1999; and Gabelli Fixed Income, Inc. acts as investment adviser to The Treasurer's Fund, Inc. and separate accounts for individuals and institutions with aggregate assets under management in excess of $_____ billion as of December 31, 1999. Westwood Management Corporation serves as sub-adviser to the Funds, with the exception of the Mighty Mites Fund for which the Adviser is responsible for the management of such Fund's portfolio. The Sub-Adviser is a wholly-owned subsidiary of Southwest Securities Group, Inc., a Dallas-based securities firm.

         Each Advisory and Sub-Advisory Agreement is subject to annual approval by (i) the Board of Trustees or (ii) vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of each applicable Fund, provided that in either event the continuance also is approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the applicable Funds or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement is terminable without penalty, on 60 days' notice, by the applicable Funds' Board of Trustees or by vote of the holders of a majority of each applicable Fund's shares, or by the Adviser, upon not less than 60 days' notice with respect to the Investment Advisory Agreement for each applicable Fund. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).

         The Sub-Adviser manages each applicable Fund's portfolio of investments in accordance with the stated policies of each applicable Fund, subject to the approval of the Board of Trustees. The Sub-Adviser is responsible for investment decisions, and provides each applicable Fund with Investment Officers who are authorized by the Board of Trustees to execute purchases and sales of securities. The applicable Funds' Investment Officers are Susan M. Byrne, Lynda Calkin, and Patricia N. Fraze. All purchases and sales are reported for the Trustees' review at the meeting subsequent to such transactions.

         The fees paid to the Adviser are allocated between the classes of shares based upon the amount of assets in each such class. As compensation for its services under the Advisory Agreement, the Adviser is paid a monthly advisory fee.

            As compensation for its advisory and administrative services under the Advisory Agreement for the SmallCap Equity Fund, the Realty Fund, the Equity Fund, the Mighty Mites Fund, the Intermediate Bond Fund and the
Balanced Fund, the Adviser is paid a monthly fee based upon the average daily net asset value of each Fund, at the following annual rates: 1.0%, 1.0%, 1.0%, 1.0%, .60% and .75%, respectively. Under the Sub-Advisory Agreement the Adviser pays Westwood out of its advisory fees with respect to the Funds, with the exception of the Mighty Mites Fund, a fee computed daily and payable monthly in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for the Funds or (ii) 35% of the net revenues to the Adviser from the Funds. The Adviser has contractually agreed to waive its fees and reimburse the Funds' expenses to the extent necessary to maintain certain expense ratio caps until at least September 30, 2000.

                                                            Advisory Fees
                         Earned and Advisory Fees Waived and Expenses Reimbused
                                    by Gabelli Advisers, Inc.For the Year Ended
                                                    September 30,

                                            1999                            1998                         1997
                               ------------------------------- ------------------------------- --------------------------
                                                   Fees                             Fees                        Fees
                                   Earned          Waived          Earned          Waived         Earned       Waived
                                                and Expenses                     and Expenses                and Expenses
                                                 Reimbursed                       Reimbursed                  Reimbursed
Equity Fund                    $  1,920,350         N/A        $   1,759,265        N/A        $  700,389     $ 38,601
Balanced Fund                  $  1,247,960         N/A        $     905,501        N/A        $  419,264     $ 43,972
SmallCap Equity Fund           $    159,566    $   16,004      $     119,031      $46,468      $   24,918     $ 14,207
                                                                                     ---
Mighty Mites Fund              $     77,008    $  100,915      $      12,543      $46,272            N/A           N/A
Realty Fund                    $     19,298    $   39,976      $      20,515      $30,816            N/A           N/A
Intermediate Bond Fund         $     42,858    $   41,731      $      39,002      $65,358      $   33,052     $ 32,389
                                                                               ---


           The Adviser is responsible for overseeing Westwood's activities as Sub-Adviser for the Funds it sub-advises. Westwood assumes general supervision over placing orders on behalf of such Funds for the purchase or sale of portfolio securities and the Adviser performs this function for the Mighty Mites Fund. Allocation of brokerage transactions, including their frequency, is made in the best  judgment of Westwood
(the  Adviser in the case of the Mighty Mites
Fund) and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement Westwood's (the Adviser's in the case of the Mighty Mites Fund) research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Westwood (the Adviser in the case of the Mighty Mites Fund) and the fee for Westwood (the Adviser in the case of the Mighty Mites Fund) is not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Westwood (the Adviser in the case of the Mighty Mites Fund) in serving both the Funds and other accounts it manages and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Westwood (the Adviser in the case of the Mighty Mites Fund) in carrying out its obligations to the Funds, although not all of these services are necessarily useful and of value in managing the Funds. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. While Westwood (the Adviser in the case of the Mighty Mites Fund) generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commissions available.

         As permitted by section 28(e) of the 1934 Act, Westwood (the Adviser in the case of the Mighty Mites Fund) may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Westwood (the Adviser in the case of the Mighty Mites Fund) an amount of undisclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction. Westwood may also effect transactions through a broker affiliated with the Adviser and Southwest Securities Group, Inc. subject to compliance with the 1940 Act.

            Neither the Funds, the Adviser, nor the Sub-Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided. Based on such determinations, the Adviser and Sub-Advise has allocated brokerage commissions of $_____ on portfolio transactions in the principal amount of $_____ during fiscal year ended September 30, 1999, to various broker-dealers that have provided research services to the Adviser.

         Consistent with the Rules of Fair Practice of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Westwood (the Adviser in the case of the Mighty Mites Fund) may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

            Portfolio turnover may vary from year to year, as well as within a year. For the fiscal years ended September 30, 1999 and September 30, 1998, the turnover rates were 67% and 77% in the case of the Equity Fund, 108% and 232% in the case of the Intermediate Bond Fund, 86% and 77% in the case of the Balanced Fund, 178% and 200% in the case of the SmallCap Equity Fund, 88% and 18% in the case of the Mighty Mites Fund and 55% and 142% in the case of the Realty Fund. In periods in which extraordinary market conditions prevail, the Adviser will not be deterred from changing investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                                           Brokerage Commissions Paid*
                                         For the Year Ended September 30,

                                                  1999                    1998                     1997
                                         ------------------------ ---------------------- --------------------------

Equity Fund                                    $   331,466             $  451,706             $  154,989
Balanced Fund                                  $   169,626             $  221,346             $   69,311
SmallCap Equity Fund                           $    39,649             $   53,080             $   21,208
Mighty Mites Fund                              $    21,393             $    4,771                   N/A
Realty Fund                                    $     2,988             $    8,067                   N/A
Intermediate Bond Fund                         $         0             $      750             $        0

*        None of these  amounts  were paid to  affiliates  except for the Mighty
         Mites Fund,  which paid $_____ to affiliates,  which is _____% of total
         commissions   paid,  or  _____%  of  the  aggregate  dollar  amount  of
         transactions involving commissions paid to affiliates.

   Sub-Administrator

         First Data Investor Services Group, Inc. (the "Sub-Administrator"), a subsidiary of First Data Corporation which is located at 101 Federal Street, Boston, Massachusetts 02110, serves as Sub-Administrator to the Trust pursuant to a Sub-Administration Agreement with the Adviser (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Trust's operations except those performed by the Adviser under its advisory agreement with the Trust; (b)
supplies the Trust with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in each Fund, internal auditing and legal services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Trust Board of Trustees' Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Trust shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates each Fund's net asset value per share, provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio and, when requested, calculates the amounts permitted for the payment of distribution expenses under any distribution plan adopted by the Funds; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Trust's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Trust in a manner consistent with the requirements of the 1940 Act.

         For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion - .0275%; $10 billion to $15 billion - .0125%; over $15 billion - .001%. The Sub-Administrator's fee is paid by the Adviser and will result in no additional expenses to the Trust.

Counsel

         Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, passes upon certain legal matters in connection with the shares offered by the Funds and also acts as Counsel to the Funds.

Independent Auditors

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the independent accountants for the Trust. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Custodian, Transfer Agent and Dividend Disbursing Agent

         The Bank of New York, 110 Washington Street, New York, New York 10286, acts as the Funds' custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as transfer agent for the Trust. Neither State Street Bank and Trust Company nor The Bank of New York takes any part in determining the investment policies of the Funds or which portfolio securities are to be purchased or sold by the Funds.

   Distributor

         The Funds have retained Gabelli & Company, Inc. to serve as principal underwriter and distributor for the shares of the Funds pursuant to Distribution Contracts (the "Distribution Contracts"). The business address of the Distributor is One Corporate Center, Rye, New York 10580-1434. The Distribution Contracts provide that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as to sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

         For the fiscal year ended September 30, 1999, the purchasers of Fund shares paid $_____ and $_____ in sales charges for sales of Service Class shares of the Equity Fund and the Balanced Fund, respectively. Of those amounts, $_____ and $_____ were retained by the Distributor.

         For the fiscal year ended September 30, 1998, the purchasers of Fund shares paid $51,000 and $110,823 in sales charges for sales of Service Class shares of the Equity Fund and the Balanced Fund, respectively. Of those amounts, $6,633 and $14,617 were retained by the Distributor.

                                                DISTRIBUTION PLANS

         The Funds have adopted on behalf of each class of shares a Rule 12b-1 Distribution Plan (the "Plans") pursuant to which each class of shares of the Funds makes payments to the Distributor on a monthly basis in amounts described in the Prospectus in connection with distribution of shares of the respective classes. The Board of Trustees has concluded that there is a reasonable likelihood that the Plans will benefit these classes and their respective shareholders.

         Each Plan provides that it may not be amended to increase materially the payment made by each Class pursuant to such Plan without shareholder approval and that other material amendments of such Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the Act) of the Funds nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement (the "non-interested Trustees"), by a vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Funds' Trustees have been committed to the discretion of the non-interested
Trustees.   Each Plan is subject to annual approval by
the Board of Trustees and by the non-interested Trustees, by a vote cast in person at a meeting called for the purpose of voting on the applicable Plan. Each Plan is terminable with respect to the applicable Class at any time by a vote of a majority of the non-interested Trustees or by a vote of the holders of a majority of the shares of such class. Payments will be accrued daily and paid monthly or at such other intervals as the Board may determine and may be paid in advance of actual billing.

         Payments may be made by the Funds under the Plans for the purpose of financing any activity primarily intended to result in the sale of the shares of the Funds as determined by the Board of Trustees.
Such activities typically include advertising, compensation for sales and sales marketing activities of the distributor and other banks, broker-dealers and service providers, shareholder account servicing, production and dissemination of prospectus and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without a plan of distribution, the Funds may also make payments to finance such activity outside of the Plans and not be subject to its limitations.

         Administration of the Plans is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses for which payments are made and that the Board of Trustees approve all agreements implementing the Retail Class and Service Class Plans and other requirements of Rule 12b-1.

         The Trust has entered into  a
Distribution  Agreement  with  the  Distributor  authorizing   payments to the
Distributor at the following annual rates, based on each Fund's average daily net assets: Class AAA shares, 0.25%; Class A shares, distribution fees of 0.50% for the Equity Fund, Balanced Fund, SmallCap Equity Fund, Mighty Mites Fund and Realty Fund and 0.35% for the Intermediate Bond Fund and Cash Management Fund; Class B shares and Class C shares, service fees of 0.25% and distribution fees of 0.75%. Pursuant to the Distribution Agreement, the Trust appoints the Distributor as its general distributor and exclusive agent for the sale of the Trust's shares. The Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws. The Distribution Agreement shall remain in effect from year to year provided that the continuance of such agreement shall be approved at least annually (a) by the Trust's Board of Trustees, including a vote of a majority of the non-interested Trusteees cast in person at a meeting called for the purpose of voting on such approval or (b) by the vote of the holders of a majority of the outstanding voting securities of the Trust and by a vote of the Board of Trustees. The Distribution Agreement may be terminated be either party thereto upon 60 days' written notice.

            For the year ended September 30, 1999, the Funds, with respect to the Class A shares (formerly Service Class shares), incurred distribution costs and expenses of $12,096 for the Equity Fund and $54,878 for the Balanced Fund. There were no Service Class shares outstanding during the year ended September 30, 1999 for the Intermediate Bond Fund. For the year ended September 30, 1999, with respect to the Class AAA shares (formerly Retail
Class shares), distribution costs and expenses of $475,152,  $17,817, $388,540,
 $19,261,
$4,810 and $39,853 were incurred for the Equity Fund, Intermediate Bond Fund, Balanced Fund, Mighty Mites Fund, Realty Fund and SmallCap Equity Fund, respectively. During the fiscal year ended September 30, 1999, the Distributor paid total distribution expenses under the Rule 12b-1 Plans then in effect of $_____. Of this amount, $_____ was spent on advertising, $_____ was spent on printing, postage and stationery, $_____ on overhead support expenses, $_____ on salaries of personnel of the Distributor and $_____ on servicing fees.






                                         PURCHASE AND REDEMPTION OF SHARES

             Purchases. With respect to purchases by mail, checks will be accepted if drawn in U.S. currency on a domestic bank for less than $100,000. U.S. dollar checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of funds by the Transfer Agent. Bank collection fees may apply. Bank or certified checks for investments of $100,000 or more will be required unless the investor elects to invest by bank wire. Third party checks are not accepted.

         With respect to purchases via telephone, you may purchase additional shares of the Funds through the Automated Clearinghouse (ACH) system as long as your bank is a member bank of the ACH system and you have a completed, approved Investment Plan application on file with the Transfer Agent. The funding for your purchase will be automatically deducted from your ACH eligible account you designate on the application. Your investment will normally be credited to your Gabelli Westwood Fund account on the first business day following your telephone request. Your request must be received no later than 4:00 p.m. eastern time. There is a minimum of $100 for each telephone investment. Any subsequent changes in banking information must be submitted in writing and accompanied by a sample voided check. To initiate an ACH purchase, please call 1-800-GABELLI.

         With respect to minimum investments on purchases, no minimum initial investment is required for officers, directors or full-time employees of the Funds, other investment companies managed by the Sub-Adviser, the Adviser, the Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

Redemptions. You may redeem your shares through the Distributor or the Transfer Agent. You may also redeem your shares through certain registered broker-dealers who have made arrangements with the Funds permitting them to redeem shares by telephone or facsimile transmission and who may charge shareholders a fee for this service if they have not received any payments under the Distribution Plan.

         Fund shares purchased by check or through the automatic investment plan will not be available for redemption for up to fifteen (15) days following the purchase. Shares held in certificate form must be returned to the Transfer Agent for redemption of shares. The Funds accept telephone requests for wire redemption in excess of $1,000, but subject to a $25,000 limitation. The Funds accept signature guaranteed written requests for redemption by bank wire without limitation. Your bank must be either a member of the Federal Reserve System or have a correspondent bank which is a member. Any change to the banking information made at a later date must be submitted in writing with a signature guarantee.

         Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and each Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered in that shareholder's name, or by seeking other redress. If a Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make such Fund whole.

                                         DETERMINATION OF NET ASSET VALUE

            In determining net asset value, securities listed on an exchange are valued on the basis of the last sale price prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the mean price between bid and asked price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the mean price between bid and asked at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

         With respect to written options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.

   NYSE Closings. The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
 Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

                                               SHAREHOLDER SERVICES

   Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Funds make available to corporations a 401(k) Salary Reduction Plan. In addition, the Funds make available IRAs, including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts." The Funds also make available education IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. Distributions from an education IRA are generally excluded from income when used for qualified higher education expenses. The Funds also make available the Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not deductible. However, distributions are generally excluded from income provided they occur at least five years after the creation of the IRA and are either after the individual reaches age 59-1/2, because of death or disability, or for first time home buyers' expenses. Plan support services are also available. For details contact the Distributor by calling toll free 1-800-GABELLI (1-800-422-3554). The Funds have the right to terminate any of these plans at any time giving proper notice to existing accounts.

         Investors who wish to purchase Fund shares in conjunction with an IRA, including a SEP-IRA, Roth IRA or education IRA may request from the Distributor forms for adoption of such plans. The Funds can also be used as vehicles for existing pension and profit-sharing plans.

         A fee may be charged by the entity acting as custodian for 401(k) Plans or IRAs, payment of which could require the liquidation of shares.

         SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY WHICH ACTS AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

         The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans, and SEP-IRAs, with more than one participant, is $1,000, with no minimum on subsequent purchases. The minimum initial investment for Distributor-sponsored IRAs, SEP-IRAs and Roth or education IRAs with only one participant is normally $750, with no minimum on subsequent purchases.

         The investor should read the Prototype Retirement Plan and the relevant form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax advisor.

                                        DIVIDENDS, DISTRIBUTIONS AND TAXES

            THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUNDS' PROSPECTUS ENTITLED "DIVIDENDS AND DISTRIBUTIONS" AND "TAX INFORMATION."

          To qualify as a regulated
investment company, the Funds must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements. By meeting these requirements, the Funds generally will not be subject to Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends and distributed to shareholders. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid. In addition, any losses incurred in the taxable year subsequent to October 31, will be deferred to the next taxable year and used to reduce distributions in the subsequent year.If the Funds do not meet all of these requirements, they will be taxed as ordinary corporations and their distributions will generally be taxed to shareholders as ordinary income.


         Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         The Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, distribution of accumulated earnings or gain from the sale of stock of the PFIC (referred to as an "excess distribution") received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock.

         A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. All excess distributions are taxable as ordinary income.

         A Fund may be able to elect alternative tax treatment with respect to PFIC stock it holds. One election that is currently available, provided the appropriate information is received from the PFIC, requires a Fund to generally include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income and loss with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to stockholders by a Fund that holds PFIC stock, which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

            Distributions  of investment  company  taxable income  generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations other than S corporations. Shareholders will be notified at the end of the year as to the
amount of the dividends that qualify for the dividends-received deduction. Dividends received by a Fund that are attributable to foreign corporations will not be eligible for the dividends-received deduction, since that deduction is generally available only with respect to dividends paid by domestic corporations. In addition, the dividends-received deduction will be disallowed for shareholders who do not hold their shares in a Fund for at least 45 days during the 90 day period beginning 45 days before a share in the Fund becomes ex dividend with respect to such dividend and will be disallowed with respect to an investment in the Fund that is debt-financed.

         Distributions of net capital gains, if any, designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Distributions by a Fund reduce the net asset value of the Fund's shares, and if a distribution reduces the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.

            Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months (25% in the case of certain capital gains distributions from REITs; 10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

           Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and a Class of shares of a Fund are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange  will be determined  by  excluding  from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicabl sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

            Certain of the options, futures contracts, and forward foreign currency exchange contracts in which certain of the Funds may invest are so-called "section 1256 contracts." With certain exceptions, realized gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisers in this regard.

            Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Since only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not  entirely  clear.  A Fund may make one or more of the  elections applicable to straddles available under the Code. If an election is made, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined pursuant to the rules applicable to the election(s) made, which may accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

            Gains or losses attributable to fluctuations in exchange rates resulting from transactions in a foreign currency generally are treated as ordinary income or ordinary loss. These gains or losses may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. The Funds do not expect to be eligible to elect to allow shareholders to claim such foreign taxes or a credit against their U.S. tax liability.

           The Funds are required to report to the IRS all distributions to shareholders except in the case of certain exempt shareholders. Distributions by the Funds (other than distributions to exempt shareholders) are generally subject to backup withholding of Federal income tax at a rate of 31% if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions (whether reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                                              PERFORMANCE INFORMATION

            The Funds may,  from time to time,  include  their yield,  effective yield and average annual total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

            Quotations of yield will be based on the investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                             YIELD = 2 [(a-b + 1)6-1]
                                                           cd

   where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period. For the thirty day period ended September 30, 1999, the yield of the Intermediate Bond Fund was _____%.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                                                 P (1 + T) n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


                                               Rates of Total Return
                                          For the Year Ended September 30,

                                      1999                          1998                           1997
                          ----------------------------- ------------------------------ ------------------------------

                            Class AAA       Class A       Class AAA        Class A       Class AAA       Class A
Equity                       19.77%         14.78%         (1.4)%          (1.8)%         39.61%          33.75%
Balanced                     12.56%          7.68%          2.8%            2.6%          28.32%          22.91%
SmallCap Equity              58.94%           N/A         (17.7)%            N/A          44.8%*           N/A
Intermediate Bond            (2.37)%          N/A          10.2%             N/A          11.36%           N/A
Mighty Mites                 34.21%           N/A          (3.0)%**          N/A            N/A            N/A
Realty                       (5.68)%          N/A         (10.5)%***         N/A            N/A            N/A

*        For the period from April 15, 1997 through September 30, 1997.
**       For the period from May 11, 1998 through September 30, 1998.
***      For the period from October 1, 1997 through September 30, 1998.


                                                                   Average Annual Total Return
                                                  One Year         Five Years       Ten Years       Life of Fund
   Equity - Class AAA                              19.77%            21.35%           14.42%          14.92%
   Equity - Class A                                14.78%            20.01%            N/A            17.25%
   Balanced - Class AAA                            12.56%            16.61%            N/A            14.05%
   Balanced - Class A                               7.68%            15.37%            N/A            13.63%
   SmallCap Equity - Class AAA                     58.94%              N/A             N/A            29.63%
   Mighty Mites - Class AAA                        34.21%              N/A             N/A            20.87%
   Realty - Class AAA                              (5.68)%             N/A             N/A            (8.11)%
   Intermediate Bond - Class AAA                   (2.37)%            6.82%            N/A             6.23%

         The SmallCap Equity, Mighty Mites and Realty Funds did not offer Class A shares and none of the Funds offered Class B or Class C shares during the fiscal  year  ended  September  30, 1999.

         Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Funds' expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Composite Stock Index, the Dow Jones Industrial Average, the Russell 2000 Index, Lehman Brothers Corporate/Government Bond Index, National Association of REIT Index, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

            Performance will vary and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

                                            INFORMATION ABOUT THE FUNDS

            The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The Trust's Amended and Restated Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of beneficial interest. Pursuant to that authority, the Board of Trustees has authorized the issuance of seven series representing seven portfolios of the Trust (i.e., the Funds and the inactive Gabelli Westwood Cash Management Fund). The Board of Trustees may, in the future, authorize the issuance of other series of shares of beneficial interest representing shares of other investment portfolios which may consist of separate classes as in the case of the Funds. Each additional portfolio within the Trust is separate for investment and accounting purposes and is represented by a separate series of shares. Each portfolio will be treated as a separate entity for Federal income tax purposes.

         Except as noted below, each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees. In the event of the liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets belonging to that Fund which are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not belonging to a Fund which are available for distribution.

            Each Fund is comprised of four classes of shares of beneficial interest - "Class AAA" shares (formerly known as "Retail Class" shares,) "Class A" shares (formerly known as "Service Class" shares), "Class B" shares and "Class C" shares.

         All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series. For example, shareholders of each Fund will vote separately by series on matters involving investment advisory contracts and shareholders of each Class will vote separately by class for matters involving the Rule 12b-1 Distribution Plan. As used in the Prospectus and in this SAI, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting all of the Funds (e.g., election of Trustees and ratification of independent accountants), means the vote of a majority of each Fund's outstanding shares represented at a meeting. The term "majority," as defined by the Act when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or class (e.g., approval of investment advisory contracts or changing the fundamental policies of a Fund, or approving the Rule 12b-1 Distribution Plan and Agreement with respect to a class), means the vote of the lesser of (i) 67% of the shares of the Fund (or class) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund (or class). Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

            Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee on behalf of the Trust. The Amended and Restated Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust. As described under "Management of the Funds," the Funds ordinarily will not hold shareholder meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Under the Amended and Restated Declaration of Trust, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee either by declaration in writing or by vote cast in person or by proxy at a meeting called for such purpose. In connection with the calling of such shareholder meetings, shareholders will be provided with communication assistance.

              Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

         The Funds send annual and semi-annual financial statements to all of their shareholders.

            NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS SAI AND IN THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF FUND SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS, THEIR INVESTMENT ADVISER, DISTRIBUTOR, OR ANY AFFILIATE THEREOF. THIS SAI DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                               FINANCIAL STATEMENTS

          The audited financial statements for the Funds dated September 30, 1999 and the Report of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference to the Trust's Annual Report. The Annual Report is available upon request and without charge.

                                                     APPENDIX

         Descriptions of certain Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc.("Moody's") corporate bond ratings:

S&P

AAA
Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA
Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A
Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB
Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C
Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus designation to show relative standing within the major ratings categories.

MOODY'S

Aaa
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds which are rated Aa are judged to be of higher quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds  which  are  rated  B  generally  lack   characteristics  of  a  desirable
investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Description of S&P and Moody's commercial paper ratings:

         The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

                                            THE GABELLI WESTWOOD FUNDS

                                             PART C: OTHER INFORMATION

Item 23.      Financial Statements and Exhibits


Exhibits:

(a) Registrant's Amended and Restated Declaration of Trust, dated June 12, 1986, and Amendments thereto are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, as filed on December 22, 1986 ("Pre-Effective Amendment No. 1").

(b) Registrant's By-Laws, dated November 24, 1986, are incorporated by reference to Pre-Effective Amendment No. 1.

(c)          The  specimen  copy  of a share  certificate  is  incorporated  by reference to Pre-Effective Amendment No. 1.


(d) Investment Advisory Agreement between the Registrant, on behalf of the Equity Fund, the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund, and Teton Advisers, LLC (now known as Gabelli Advisers, Inc.), dated October 6, 1994, will be filed by Amendment.

              Investment Advisory Agreement between the Registrant, on behalf of Westwood SmallCap Equity Fund and Westwood Realty Fund and Teton Advisers, LLC (now known as Gabelli Advisers, Inc.), dated February 25, 1997, will be filed by Amendment.

              Investment Advisory Agreement between the Registrant, on behalf of the Gabelli Westwood Mighty Mites(sm) Fund, and Gabelli Advisers, Inc., dated May 11, 1998, will be filed by Amendment.

              Investment  Sub-Advisory  Agreement  between  the  Registrant,  on behalf of the Equity Fund, the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund, and Teton Advisers, LLC (now known as Gabelli Advisers, Inc.) and Westwood Management Corporation, dated October 6, 1994, will be filed by Amendment.

              Investment Sub-Advisory Agreement between the Registrant, on behalf of the Westwood SmallCap Equity Fund and the Westwood Realty Fund, and Teton Advisers, LLC (now known as Gabelli Advisers, Inc.) and Westwood Management Corporation, dated February 25, 1997, will be filed by Amendment.



(e) Distribution Agreement between Gabelli & Company, Inc. and the Registrant, dated October 6, 1994, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, as filed on January 31, 1995 ("Post-Effective Amendment No. 12").

              Amended and Restated Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated November 16, 1999, will be filed by Amendment.


(f)           Not Applicable.

(g) Amended and Restated Custody Agreement between the Registrant and The Bank of New York, dated August 18, 1989, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, as filed on January 29, 1990 ("Post-Effective Amendment No. 4").

(h)           Not Applicable.

(i) Opinion of Baker & McKenzie, Trust counsel, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, as filed on February 20, 1997.


              Consent of Battle Fowler,  LLP,  Trust  counsel,  will be filed by
             Amendment.

(j)        Consent of  PricewaterhouseCoopers  LLP,  Independent  Accountants,
            will be filed by Amendment.

          Power of Attorney for Susan M. Byrne, Anthony J. Colavita, James P. Conn, Werner Roeder, M.D. and Karl Otto Pohl, dated November 18, 1997, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, as filed on January 20, 1998.




(k)           Not Applicable.



          (l) Purchase Agreement relating to Class A Series Shares, Class B Series Shares and Class C Series Shares will be filed by Amendment.



(m) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares, dated November 16, 1999, is filed herewith.

              Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares, dated November 16, 1999, is filed herewith.

              Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares, dated November 16, 1999, is filed herewith.

              Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares, dated November 16, 1999, is filed herewith.

              Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares, dated November 16, 1999, is filed herewith.


(n) Amended and Restated Rule 18f-3 Multi-Class Plan, dated November 16, 1999, is filed herewith.

(o)           Not Applicable.

(p)           Not Applicable.

Item 24.      Persons Controlled by or Under Common Control with Registrant

              None.

Item 25.      Indemnification

              The statement as to the general effect of any contract, arrangements or statute under which a trustee, officer, underwriter or affiliated person of the Registrant is indemnified is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1.

Item 26.      Business and Other Connections of the Investment Adviser

          Gabelli Advisers, Inc. (the "Adviser"), a subsidiary of Gabelli Funds, Inc., serves as the Funds' investment adviser. The Adviser is a Delaware corporation. The Adviser was formed in 1994 and prior to November 7, 1997, it was known as Teton Advisers LLC.

              The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47568).

              Westwood Management Corporation (the "Sub-Adviser") serves as the Funds' (with the exception of the Mighty Mites(sm) Fund) sub-investment adviser. The Sub-Adviser is a registered investment adviser managing in excess of $2 billion in separate accounts, primarily corporate pension funds. The Sub-Adviser was formed in 1983.

              The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Sub-Adviser during the past two years is incorporated by reference to Form ADV filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-18727).

Item 27.      Principal Underwriter

              Gabelli & Company, Inc. currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, The Gabelli Growth Fund, The Gabelli Global Convertible Securities Fund, The Gabelli Equity Trust Inc., The Gabelli Global Multimedia Trust Inc., The Gabelli Convertible Securities Fund Inc., The Gabelli SmallCap Growth Fund, The Gabelli Global Opportunity Fund, The Gabelli Equity Income Fund, The Gabelli Gold Fund, Inc., The Gabelli Mathers Fund, The Gabelli U.S. Treasury Money Market Fund, The Gabelli ABC Fund, The Gabelli Global Interactive Couch Potato(R) Fund, The Gabelli International Growth Fund, Gabelli Capital Asset Fund, The Gabelli Global Telecommunications Fund, The Gabelli Utilities Fund, The Gabelli Utility Trust and The Gabelli Value Fund Inc.

              The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company, Inc. is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company, Inc. pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

Item 28.      Location of Accounts and Records

              1.  Gabelli Advisers, Inc
                  One Corporate Center
                  Rye, New York 10580

              2.  Westwood Management Corporation
                  300 Crescent Court, Suite 1320
                  Dallas, Texas  75201

              3.  First Data Investor Services Group, Inc.
                  101 Federal Street
                  Boston, Massachusetts 02110

              4. First Data Investor Services Group, Inc.
                  3200 Horizon Drive
                  King of Prussia, Pennsylvania  19406

              5.  The Bank of New York
                  110 Washington Street
                  New York, New York 10286

              6.  State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts 02110

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI WESTWOOD FUNDS, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and State of New York on the 1st day of December, 1999.


                                                    THE GABELLI WESTWOOD FUNDS

                                                        BY:    Susan M. Byrne*
                                                                 Susan M. Byrne
                                      President and Principal Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                        Title                                           Date

Susan M. Byrne*                                  Trustee, President and                        12/01/99

Susan M. Byrne                                   Principal Executive Officer

Anthony J. Colavita*                             Trustee                                       12/01/99
Anthony J. Colavita

James P. Conn*                                   Trustee                                       12/01/99
James P. Conn

Werner Roeder, M.D.*                             Trustee                                       12/01/99
Werner Roeder, M.D.

Karl Otto Pohl*                                  Trustee                                       12/01/99
Karl Otto Pohl

By:      /s/Bruce N. Alpert/
         Bruce N. Alpert
         Attorney-in-Fact

--------
* Pursuant to Power of Attorney filed as Exhibit 18(f) of Post-Effective Amendment No. 18to the Registration Statement on Form N-1A, on
      January 20, 1998.

                                                   EXHIBIT INDEX


     EXHIBIT NO.                                     DESCRIPTION



     (m)                                             Amended and Restated Plan
                                                     of Distribution for Class
                                                     AAA Series Shares

     (m)                                             Amended and Restated Plan
                                                     of Distribution for Class
                                                     A Series Shares

     (m)                                             Plan of Distribution for
                                                     Class A Series Shares

     (m)                                             Plan of Distribution for
                                                     Class B Series Shares

     (m)                                             Plan of Distribution for
                                                     Class C Series Shares

     (n)                                             Amended and Restated Rule
                                                     18f-3 Multi-Class Plan